UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2010
Date of reporting period: July 31, 2010

TABLE OF CONTENTS

Item 1. Schedule of Investments. — The schedules of investments for the period ended July 31, 2010, are filed herewith
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments. — The schedules of investments for the period ended July 31, 2010, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Face
Amount		Value

AGENCY DISCOUNT NOTES*,1 — 2.5%

	Federal National Mortgage Association — 2.5%
$10,000,000	0.00% due 11/15/10[2]	$9,991,167
5,000,000	0.00% due 12/1/10[2]	4,994,069

		14,985,236

	TOTAL AGENCY DISCOUNT NOTES (Cost $14,985,236)	14,985,236

AGENCY NOTES* — 38.7%

	Federal Farm Credit Bank — 8.5%
750,000	4.45% due 8/27/10	752,044
10,000,000	3.75% due 12/6/10	10,115,557
15,000,000	0.21% due 1/4/11[3]	14,998,713
10,000,000	0.44% due 3/2/11	10,000,000
5,000,000	1.60% due 3/9/11	5,038,695
10,000,000	0.40% due 6/1/11[3]	10,000,000

		50,905,009

	Federal Home Loan Bank — 26.1%
13,500,000	0.00% due 8/5/10[2]	13,499,655
1,000,000	1.30% due 8/27/10	1,000,759
1,000,000	1.375% due 9/3/10	1,001,017
5,040,000	3.375% due 9/10/10	5,056,067
5,000,000	5.125% due 9/10/10	5,026,450
2,270,000	6.00% due 9/24/10[4]	2,288,963
10,000,000	0.375% due 11/5/10	10,001,313
4,000,000	0.69% due 11/8/10[3]	4,005,510
5,000,000	0.50% due 11/23/10[5]	5,002,575
5,000,000	0.85% due 12/3/10	5,007,972
4,000,000	0.26% due 12/7/10[3]	3,999,848
8,800,000	3.875% due 12/10/10	8,911,673
5,000,000	4.50% due 12/16/10	5,078,775
5,000,000	0.40% due 12/28/10	5,000,894
4,580,000	0.57% due 12/29/10	4,583,858
4,735,000	1.625% due 1/21/11	4,760,027
10,000,000	0.25% due 2/10/11[4]	10,000,000
10,000,000	0.45% due 2/25/11	10,000,000
11,300,000	0.24% due 5/6/11[3]	11,295,619
15,000,000	0.30% due 5/10/11[4]	15,000,000
2,250,000	5.25% due 6/10/11	2,342,996
10,000,000	0.30% due 6/22/11[4]	10,000,000
13,400,000	0.25% due 6/30/11[4]	13,398,252

		156,262,223

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal Home Loan Mortgage Corporation — 0.2%
$1,500,000	5.00% due 9/1/10	$1,505,903

		1,505,903

	Federal National Mortgage Association — 3.9%
12,903,000	4.375% due 9/13/10	12,964,858
10,000,000	6.625% due 11/15/10	10,182,706

		23,147,564

	TOTAL AGENCY NOTES (Cost $231,820,699)	231,820,699

GOVERNMENT GUARANTEED CORPORATE NOTES*,6 — 7.2%
5,000,000	JPMorgan Chase & Co.,
	2.625% due 12/1/10	5,036,122
15,682,000	Morgan Stanley,
	2.90% due 12/1/10	15,817,334
2,000,000	Regions Bank,
	1.187% due 12/10/10[3]	2,006,390
5,000,000	Bank of America NA,
	1.70% due 12/23/10	5,024,139
15,000,000	General Electric Capital Corp.,
	1.625% due 1/7/11[5]	15,081,255

		42,965,240

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $42,965,240)	42,965,240

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — 51.5%
$138,726,555	With Bank of America, dated 7/30/10, 0.18%, principal and interest in the amount of $138,728,636, due 8/2/10, (collateralized by a U.S. Treasury Note with an aggregate par value of $133,702,700, coupon rate of 4.375%, due 5/15/40, market value of $141,501,086)	$138,726,555
145,000,000	With RBS Greenwich, Inc., dated 7/30/10, 0.20%, principal and interest in the amount of $145,002,417, due 8/2/10, (collateralized by a U.S. Treasury Note with an aggregate par value of $146,314,000, coupon rate of 1.000%, due 3/31/12, market value of $147,952,717)	145,000,000
25,000,000	With UBS AG, dated 7/30/10, 0.15%, principal and interest in the amount of $25,000,313, due 8/2/10, (collateralized by a U.S. Treasury Note with an aggregate par value of $23,583,900, coupon rate of 4.500%, due 3/31/12, market value of $25,500,000)	25,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $308,726,555)	308,726,555

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.2%
7,285,525	State Street Navigator Securities Lending Prime Portfolio	7,285,525

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $7,285,525)	7,285,525

TOTAL INVESTMENTS (Cost $605,783,255)[7]	101.1%	$605,783,255
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(6,463,717)

NET ASSETS	100.0%	$599,319,538

*	Percentages indicated are based on net assets.
[1]	Rate represents annualized discount yield at date of purchase.
[2]	Zero Coupon Bond.
[3]	Floating Rate Bond. Rate shown is as of July 31, 2010.
[4]	Step Coupon Bond.
[5]	Securities or partial securities on loan. See Note 1.
[6]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[7]	Aggregate cost for federal tax purposes was $605,783,255.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 98.2%

	Daily Variable/Floating Rate Notes — 29.5%
$1,700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.11% due 4/1/17	$1,700,000
3,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C, (LOC: KBC Bank NV),
	0.24% due 7/1/27	3,100,000
4,400,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.18% due 7/1/35	4,400,000
5,100,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-3 (SPA: Bank of America N.A.),
	0.25% due 1/1/39	5,100,000
7,430,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.22% due 12/1/15	7,430,000
	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
4,185,000	0.12% due 11/1/19	4,185,000
3,675,000	0.12% due 3/1/22	3,675,000
2,200,000	Farmington, New Mexico, Pollution Control Revenue, Arizona Public Service Co., Series A, (LOC: Barclays Bank PLC),
	0.25% due 5/1/24	2,200,000
7,650,000	Geisinger Authority, Pennsylvania, Health System Revenue, Series A, (SPA: Bank of America),
	0.25% due 5/15/35	7,650,000
1,400,000	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.12% due 6/1/20	1,400,000
4,300,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue,
	0.12% due 3/1/24	4,300,000
2,100,000	Illinois Finance Authority Revenue, OSF Healthcare System-G, (LOC: Wachovia Bank),
	0.26% due 11/15/24	2,100,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York),
	0.21% due 9/2/26	100,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,500,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.20% due 12/1/16	$1,500,000
4,300,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.12% due 8/1/15	4,300,000
970,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.12% due 11/1/14	970,000
500,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D, DATES,
	0.12% due 11/1/14	500,000
5,315,000	Maine State Housing Authority, Mortgage Revenue, Series H, (SPA: KBC Bank NV),
	0.26% due 11/15/40	5,315,000
2,900,000	Massachusetts State Development Finance Agency, Revenue, Boston University, Series U-6A, (LOC: Bank of America),
	0.24% due 10/1/42	2,900,000
1,600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.22% due 11/1/35	1,600,000
2,100,000	Massachusetts State Health & Educational Facilities Authority Revenue, Museum of Fine Arts Project, (SPA: Bank of America N.A.),
	0.29% due 12/1/37	2,100,000
1,800,000	Massachusetts State Health and Educational Facilities Authority Revenue, Tufts University Project, Series N-1, (SPA: J.P. Morgan Chase),
	0.22% due 8/15/40	1,800,000
100,000	Michigan State University, Revenue Bond, Series A, (SPA: Wells Fargo Bank),
	0.24% due 8/15/32	100,000
13,300,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.20% due 12/1/30	13,300,000
8,300,000	Mississippi Business Finance Corp., Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series B,
	0.20% due 12/1/30	8,300,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank),
	0.22% due 10/1/35	1,400,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank),
	0.22% due 3/1/40	$4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.15% due 7/15/32	2,150,000
1,120,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.26% due 11/1/22	1,120,000
1,360,000	New York City, New York, General Obligation Unlimited, Subseries A-10, (LOC: J.P. Morgan Chase),
	0.23% due 8/1/16	1,360,000
	New York City, New York, General Obligation Unlimited, Subseries A-5, (LOC: KBC Bank NV):
1,500,000	0.20% due 8/1/15	1,500,000
5,485,000	0.20% due 8/1/16	5,485,000
2,800,000	New York City, New York, General Obligation Unlimited, Subseries E-2, (LOC: Bank of America N.A.),
	0.25% due 8/1/34	2,800,000
800,000	New York City, New York, General Obligation Unlimited, Subseries H-7, (LOC: KBC Bank NV),
	0.23% due 3/1/34	800,000
3,000,000	New York City, New York, General Obligation Unlimited, Subseries J-4, (SPA: Bank of America N.A.),
	0.25% due 8/1/25	3,000,000
5,000,000	New York City, New York, General Obligation Unlimited, Subseries J-8, (LOC: Landesbank Baden-Wurttemburg),
	0.38% due 8/1/21	5,000,000
1,000,000	New York City, New York, General Obligation Unlimited, Subseries L-4, (LOC: U.S. Bank),
	0.25% due 4/1/38	1,000,000
11,615,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	0.27% due 6/15/35	11,615,000
6,500,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: J.P. Morgan Chase),
	0.25% due 7/1/25	6,500,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$800,000	Philadelphia, Pennsylvania, Hospitals & Higher Educational Facilities Authority, Hospital Revenue, Childrens Hospital Project, Series B, (SPA: Wachovia Bank),
	0.25% due 7/1/31	$800,000
300,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.27% due 10/1/24	300,000
3,574,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.21% due 7/15/19	3,574,000
7,515,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.23% due 5/15/32	7,515,000
7,100,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Pipeline Co. Project,
	0.12% due 10/1/25	7,100,000
7,900,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.12% due 12/1/29	7,900,000
1,900,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wachovia Bank),
	0.25% due 2/1/26	1,900,000

	Total Daily Variable/Floating Rate Notes (Cost $166,944,000)	166,944,000

	Weekly Variable/Floating Rate Notes — 68.7%
2,225,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.35% due 8/1/16	2,225,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi-Family Housing Revenue, AAMHA LLC Project, (FNMA Insured),
	0.26% due 12/15/25	5,605,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wachovia Bank),
	0.35% due 12/1/24	2,400,000
1,020,000	Cary, North Carolina, General Obligation Unlimited, Public Improvement, (SPA: Bank Of New York),
	0.23% due 6/1/27	1,020,000
3,930,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America),
	0.27% due 6/1/25	3,930,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$600,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport, 2nd Lien B, (LOC: Societe Generale),
	0.27% due 1/1/15	$600,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank),
	0.35% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank),
	0.25% due 12/1/33	700,000
5,030,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.27% due 7/1/27	5,030,000
6,555,000	Colorado Health Facilities Authority Revenue, Exempla, Inc., Series B, (LOC: U.S. Bank),
	0.27% due 1/1/33	6,555,000
8,110,000	Colorado Housing and Finance Authority, Revenue Bond, Class I, (LOC: 50% FNMA & 50% FHLMC),
	0.26% due 5/1/31	8,110,000
8,605,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.29% due 4/1/20	8,605,000
12,515,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust Co.),
	0.24% due 11/1/35	12,515,000
700,000	Concord, California, Multi-Family Mortgage Revenue, Arcadian, (FNMA Insured),
	0.33% due 7/15/18	700,000
3,655,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.26% due 5/15/14	3,655,000
12,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2,
	0.17% due 7/1/29	12,100,000
3,090,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank),
	0.29% due 12/1/15	3,090,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.24% due 12/1/34	750,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.23% due 12/1/26	$5,500,000
1,415,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank),
	0.24% due 12/1/20	1,415,000
865,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series C, (LOC: U.S. Bank),
	0.24% due 12/1/11	865,000
3,550,000	Georgia, Private Colleges and Universities Authority Revenue, Emory University,
	0.20% due 9/1/36	3,550,000
3,715,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.25% due 4/1/27	3,715,000
4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One),
	0.27% due 4/1/35	4,000,000
9,800,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Barclays Bank PLC),
	0.25% due 10/1/36	9,800,000
656,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank),
	0.20% due 7/1/28	656,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.24% due 12/15/24	6,160,000
9,610,000	Maryland State Community Development Administration, Housing & Community Development, Series J, (SPA: KBC Bank NV),
	0.30% due 9/1/31	9,610,000
4,970,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.23% due 7/1/27	4,970,000
1,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.22% due 11/1/28	1,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.22% due 12/1/29	2,610,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$7,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.27% due 8/1/28	$7,200,000
8,900,000	Mecklenburg County, North Carolina, Certificate Participation, (SPA: Branch Banking & Trust),
	0.26% due 2/1/26	8,900,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America):
1,100,000	0.26% due 2/1/11	1,100,000
1,000,000	0.26% due 2/1/17	1,000,000
1,100,000	0.26% due 2/1/19	1,100,000
1,100,000	0.26% due 2/1/20	1,100,000
5,945,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2,
	0.22% due 10/1/44	5,945,000
4,285,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.25% due 2/15/33	4,285,000
2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Consumers Energy Co., (LOC: Wells Fargo Bank),
	0.23% due 4/15/18	2,000,000
2,810,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank),
	0.35% due 12/1/27	2,810,000
950,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Series B, (SPA: Wells Fargo Bank),
	0.25% due 12/1/27	950,000
1,825,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank),
	0.25% due 10/1/23	1,825,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank),
	0.25% due 11/1/29	6,430,000
10,000,000	Missouri State, Missouri, Health & Higher Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA: U.S. Bank),
	0.24% due 5/15/38	10,000,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A, (FNMA Insured),
	0.26% due 5/15/31	$805,000
11,020,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.22% due 6/1/32	11,020,000
2,900,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institution For Advanced Study, Series B, (SPA: Wachovia Bank),
	0.24% due 7/1/31	2,900,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.20% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.23% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.30% due 11/15/28	7,600,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.25% due 11/15/36	6,300,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.18% due 6/1/27	3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.24% due 12/1/21	4,380,000
2,035,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.25% due 11/15/28	2,035,000
1,000,000	North Carolina State, General Obligation Unlimited, Series C, (SPA: Bayerische Landesbank),
	0.22% due 6/1/19	1,000,000
3,490,000	Ohio State University, General Receipts, Series B,
	0.22% due 12/1/29	3,490,000
4,760,000	Ohio State, General Obligation Unlimited, Series C,
	0.23% due 6/15/26	4,760,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Bank Of America),
	0.25% due 6/1/38	$8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: Westdeutsche Landesbank),
	0.23% due 3/1/32	10,100,000
9,900,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.27% due 7/1/33	9,900,000
485,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.23% due 7/1/32	485,000
569,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank),
	0.35% due 12/1/15	569,000
9,955,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, (LOC: Branch Banking & Trust),
	0.25% due 10/1/31	9,955,000
11,295,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.31% due 5/1/32	11,295,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.31% due 11/1/31	6,675,000
10,245,000	Union County, North Carolina, General Obligation Unlimited, Series A, (SPA: Branch Banking & Trust),
	0.25% due 3/1/29	10,245,000
3,865,000	University of North Carolina, Revenue Bonds, Series B,
	0.18% due 12/1/25	3,865,000
8,100,000	University of North Carolina, Revenue Bonds, Series C,
	0.21% due 12/1/25	8,100,000
	University of Texas, University Revenue, Financing System, Series B:
7,940,000	0.18% due 8/1/16	7,940,000
3,500,000	0.20% due 8/1/33	3,500,000
6,500,000	0.18% due 8/1/39	6,500,000
3,200,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.18% due 8/15/13	3,200,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$12,130,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.28% due 6/1/48	$12,130,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.24% due 12/1/23	6,955,000
1,025,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank),
	0.25% due 11/1/25	1,025,000
4,215,000	Wisconsin State Health and Educational Facilities Authority Revenue, Aurora Health Care, Series A, (LOC : U.S. Bank NA),
	0.26% due 4/1/28	4,215,000
1,900,000	Wisconsin State Health and Educational Facilities Authority Revenue, University Of Wisconsin Medical Foundation, (LOC: J.P. Morgan Chase),
	0.31% due 5/1/30	1,900,000
9,545,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: 50% FNMA & 50% FHLMC),
	0.23% due 12/1/35	9,545,000
6,000,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B (LOC: 50% FNMA & 50% FHLMC),
	0.23% due 12/1/33	6,000,000

	Total Weekly Variable/Floating Rate Notes (Cost $389,470,000)	389,470,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $556,414,000)	556,414,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Face
Amount	Value

FIXED RATE NOTES* — 1.8%
$5,000,000	Oregon State, Tax Anticipation Notes, General Obligation Unlimited,
2.00% due 6/30/11	$5,073,141
5,000,000	Texas State, Tax & Revenue Anticipation Notes,
2.50% due 8/31/10	5,008,468

TOTAL FIXED RATE NOTES (Cost $10,081,609)	10,081,609

TOTAL INVESTMENTS (Cost $566,495,609)[2]	100.0%	$566,495,609
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	117,740

NET ASSETS	100.0%	$566,613,349

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $566,495,609.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 7.8%

	Federal Home Loan Bank — 7.8%
$5,000,000	5.375% due 5/18/16	$5,917,440
7,000,000	3.375% due 2/27/13[1]	7,440,951
16,500,000	3.625% due 10/18/13[1]	17,854,765

		31,213,156

	TOTAL AGENCY NOTES (Cost $30,006,469)	31,213,156

MORTGAGE-BACKED SECURITIES*,2 — 25.5%

	Federal Home Loan Mortgage Corporation — 6.7%
3,010	# G00807, 9.50% due 3/1/21	3,192
2,173,321	# G12342, 5.50% due 8/1/21	2,356,976
614,411	# J03604, 5.50% due 10/1/21	664,315
357,697	# J03649, 5.50% due 10/1/21	386,750
1,558,328	# J03536, 5.50% due 11/1/21	1,684,900
891,807	# G12442, 6.00% due 11/1/21	973,160
698,692	# G18163, 5.50% due 1/1/22	755,442
2,664,397	# G13396, 5.50% due 12/1/23	2,879,826
119,212	# D78677, 8.00% due 3/1/27	137,772
48,391	# D84894, 8.00% due 12/1/27	55,972
856,031	# C00742, 6.50% due 4/1/29	952,344
449,054	# A57845, 7.00% due 2/1/37	501,590
975,153	# A68332, 5.50% due 11/1/37	1,051,103
2,196,899	# A68937, 6.00% due 11/1/37	2,389,495
2,370,215	# A70446, 5.00% due 12/1/37	2,528,066
4,000,004	# A90421, 4.50% due 12/1/39	4,184,594
5,000,000	# A92890, 4.50% due 7/1/40	5,230,738

		26,736,235

	Federal National Mortgage Association — 10.4%
534	# 313815, 6.50% due 1/1/11	541
38,703	# 535729, 6.50% due 2/1/16	42,063
39,201	# 535962, 6.50% due 5/1/16	42,653
20,739	# 595134, 6.50% due 7/1/16	22,566
160,518	# 596498, 6.00% due 7/1/16	174,609
23,555	# 608777, 6.50% due 10/1/16	25,629
346,254	# 625990, 5.50% due 12/1/16	375,081
44,372	# 643340, 6.50% due 3/1/17	48,404
80,301	# 555016, 6.50% due 10/1/17	87,373
754,847	# 686230, 5.50% due 2/1/18	819,578
810,731	# 254685, 5.00% due 4/1/18	873,104
812,928	# 740449, 5.50% due 9/1/18	882,640
611,036	# 768557, 5.50% due 2/1/19	663,435
248,310	# 255159, 5.50% due 3/1/19	269,603

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$6,937	# 313796, 9.50% due 2/1/21	$7,672
6,071	# 125275, 7.00% due 3/1/24	6,858
34,939	# 313795, 9.50% due 1/1/25	40,749
116,949	# 373328, 8.00% due 3/1/27	135,764
141,370	# 390895, 8.00% due 6/1/27	164,114
50,213	# 395715, 8.00% due 8/1/27	58,291
208,222	# 397602, 8.00% due 8/1/27	241,720
30,429	# 405845, 8.00% due 11/1/27	35,325
4,950	# 499335, 6.50% due 8/1/29	5,531
24,276	# 252806, 7.50% due 10/1/29	27,743
1,386	# 523497, 7.50% due 11/1/29	1,584
10,755	# 588945, 7.00% due 6/1/31	12,227
238,002	# 607862, 7.00% due 9/1/31	270,585
26,096	# 624571, 7.00% due 3/1/32	29,665
45,646	# 656872, 6.50% due 8/1/32	51,003
22,162	# 687575, 7.00% due 2/1/33	24,828
2,418,382	# 789856, 6.00% due 8/1/34	2,656,468
496,380	# 820811, 6.00% due 4/1/35	541,835
1,357,507	# 829202, 5.00% due 7/1/35	1,450,536
1,235,451	# 826586, 5.00% due 8/1/35	1,320,115
656,282	# 867021, 7.00% due 3/1/36	732,258
319,073	# 256216, 7.00% due 4/1/36	356,011
1,920,791	# 898412, 5.00% due 10/1/36	2,049,720
920,523	# 910894, 5.00% due 2/1/37	982,115
821,975	# 912456, 6.50% due 3/1/37	903,539
1,943,569	# 939512, 5.00% due 6/1/37	2,073,614
2,862,133	# 959877, 5.00% due 11/1/37	3,053,640
6,661,237	#973241, 5.00% due 3/1/38	7,106,943
4,286,999	# 975593, 5.00% due 6/1/38	4,573,843
2,914,838	# 257573, 5.50% due 2/1/39	3,144,139
5,000,000	# AD7128, 4.50% due 7/1/40	5,234,644

		41,620,358

	Government National Mortgage Association — 8.4%
16,664	# 460389, 7.00% due 5/15/28	19,130
25,565	# 464049, 7.00% due 7/15/28	29,349
46,630	# 476259, 7.00% due 8/15/28	53,532
25,129	# 496632, 7.00% due 12/15/28	28,848
62,393	# 539971, 7.00% due 1/15/31	71,764
14,501	# 485264, 7.50% due 2/15/31	16,770
21,514	# 556417, 7.00% due 6/15/31	24,745
50,503	# 559304, 7.00% due 9/15/31	58,089
68,774	# 570289, 7.00% due 1/15/32	78,996

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Government National Mortgage Association — (Continued)

$163,250	# 574687, 6.00% due 4/15/34	$180,350
1,168,887	# 652486, 5.50% due 4/15/36	1,275,075
2,806,795	# 651859, 5.00% due 6/15/36	3,029,539
1,828,592	# 782150, 5.50% due 4/15/37	1,994,950
2,189,360	# 608508, 6.00% due 8/15/37	2,400,227
485,506	# 662521, 6.00% due 8/15/37	532,267
1,308,518	# 677545, 6.00% due 11/15/37	1,434,547
2,163,656	# 676291, 6.00% due 12/15/37	2,372,048
635,881	# 678831, 5.00% due 1/15/38	685,549
2,206,741	# 685836, 5.50% due 4/15/38	2,402,388
6,192,395	# 698235, 5.00% due 6/15/39	6,676,076
9,806,897	# 716655, 5.00% due 8/15/39	10,572,902

		33,937,141

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $96,315,692)	102,293,734

GOVERNMENT GUARANTEED CORPORATE NOTES*,3 — 4.6%
5,000,000	Morgan Stanley,
	3.25% due 12/1/11	5,177,725
3,000,000	PNC Funding Corp.,
	2.30% due 6/22/12[1]	3,093,216
5,000,000	Bank of America Corp.,
	2.10% due 4/30/12[1]	5,124,655
5,000,000	Morgan Stanley,
	2.25% due 3/13/12[1]	5,129,680

		18,525,276

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $18,049,669)	18,525,276

CORPORATE NOTES* — 39.7%
4,000,000	Bear Stearns Cos. LLC,
	6.40% due 10/2/17	4,543,548
6,000,000	General Electric Capital Corp.,
	5.625% due 5/1/18	6,543,366
8,000,000	General Electric Capital Corp.,
	6.00% due 8/7/19	8,855,168
8,250,000	Goldman Sachs Group, Inc.,
	5.125% due 1/15/15[1]	8,849,395
7,000,000	Goldman Sachs Group, Inc.,
	5.95% due 1/18/18	7,510,839
9,000,000	Hewlett-Packard Co.,
	6.125% due 3/1/14	10,391,148

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$4,650,000	Honeywell International, Inc.,
	5.00% due 2/15/19	$5,229,846
10,000,000	IBM Corp.,
	8.375% due 11/1/19	13,686,850
10,000,000	Johnson & Johnson,
	5.55% due 8/15/17[1]	11,747,410
10,200,000	JPMorgan Chase & Co.,
	5.15% due 10/1/15	11,001,587
12,372,000	Oracle Corp.,
	5.75% due 4/15/18	14,474,213
11,850,000	PepsiCo, Inc.,
	7.90% due 11/1/18	15,495,617
7,000,000	United Technologies Corp.,
	4.875% due 5/1/15	7,905,884
2,285,000	United Technologies Corp.,
	6.125% due 2/1/19[1]	2,756,848
9,000,000	Wal-Mart Stores, Inc.,
	5.80% due 2/15/18	10,617,210
5,595,000	Wal-Mart Stores, Inc.,
	3.625% due 7/8/20	5,622,343
13,000,000	Wells Fargo & Co.,
	5.25% due 10/23/12	13,996,073

	TOTAL CORPORATE NOTES (Cost $146,267,950)	159,227,345

US TREASURY NOTES/BONDS* — 20.2%
6,000,000	U.S. Treasury Bond,
	7.875% due 2/15/21[1]	8,634,372
7,100,000	U.S. Treasury Bond,
	6.125% due 8/15/29	9,443,000
1,800,000	U.S. Treasury Bond,
	5.00% due 5/15/37	2,128,781
2,000,000	U.S. Treasury Bond,
	4.375% due 2/15/38	2,141,876
9,502,880	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.875% due 7/15/13	10,067,855
4,446,735	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18	4,698,950
2,300,000	U.S. Treasury Note,
	2.75% due 2/28/13	2,423,804
7,000,000	U.S. Treasury Note,
	4.00% due 2/15/14	7,728,987
7,100,000	U.S. Treasury Note,
	2.625% due 6/30/14	7,494,937

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)

$12,000,000	U.S. Treasury Note,
	2.125% due 5/31/15[1]	$12,334,680
5,000,000	U.S. Treasury Note,
	2.625% due 4/30/16	5,191,405
8,100,000	U.S. Treasury Note,
	3.50% due 5/15/20[1]	8,506,296

	TOTAL US TREASURY NOTES/BONDS (Cost $76,196,330)	80,794,943

REPURCHASE AGREEMENTS* — 2.1%
8,500,000	With Bank of America Corp., dated 7/30/10, 0.180%, principal and interest in the amount of $8,500,128 due 8/2/10, (collateralized by a U.S. Treasury Note with a par value of $8,192,200, coupon rate of 4.38%, due 5/15/40, market value of $8,669,969)	8,500,000
52,140	With State Street Bank and Trust Co., dated 7/30/10, 0.01%, principal and interest in the amount of $52,140, due 8/2/10, (collateralized by a FNR security with a par value of $50,631, coupon rate of 4.000%, due 09/25/39, market value of $54,013)	52,140

	TOTAL REPURCHASE AGREEMENTS (Cost $8,552,140)	8,552,140

INVESTMENT OF SECURITY LENDING COLLATERAL* — 10.4%
41,835,895	State Street Navigator Securities Lending Prime Portfolio	41,835,895

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $41,835,895)	41,835,895

TOTAL INVESTMENTS (Cost $417,224,145)[4]	110.3%	$442,442,489
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.3)	(41,392,306)

NET ASSETS	100.0%	$401,050,183

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at July 31, 2010.
[3]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[4]	Aggregate cost for federal tax purposes was $417,224,145.
Abbreviations:
FNR — Federal National Mortgage Association REMIC
TIPS — Treasury Inflation Protected Security

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%

	Aerospace & Defense — 4.8%
79,270	Honeywell International, Inc.	$3,397,512
30,155	Precision Castparts Corp.	3,684,640

		7,082,152

	Capital Markets — 6.0%
163,960	Charles Schwab Corp. (The)	2,424,968
21,425	Franklin Resources, Inc.	2,154,926
28,230	Goldman Sachs Group, Inc.	4,257,649

		8,837,543

	Chemicals — 1.6%
41,800	Sigma-Aldrich Corp.	2,344,980

	Commercial Banks — 2.5%
132,300	Wells Fargo & Co.	3,668,679

	Communications Equipment — 2.7%
174,000	Cisco Systems, Inc.[1]	4,014,180

	Computers & Peripherals — 3.4%
19,720	Apple, Inc.[1]	5,072,970

	Consumer Finance — 2.3%
77,870	American Express Co.	3,476,117

	Diversified Consumer Services — 2.2%
40,130	ITT Educational Services, Inc.[1]	3,240,096

	Diversified Financial Services — 5.1%
20,660	IntercontinentalExchange, Inc.[1]	2,182,109
131,715	JPMorgan Chase & Co.	5,305,480

		7,487,589

	Electrical Equipment — 4.2%
69,970	Cooper Industries PLC	3,159,145
60,500	Emerson Electric Co.	2,997,170

		6,156,315

	Electronic Equipment, Instruments & Components — 2.2%
74,320	Amphenol Corp. — Class A	3,329,536

	Energy Equipment & Services — 4.2%
86,335	Halliburton Co.	2,579,690
59,870	Schlumberger, Ltd.	3,571,844

		6,151,534

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 1.9%
90,480	SYSCO Corp.	$2,802,166

	Food Products — 3.9%
64,630	HJ Heinz Co.	2,874,742
58,700	Kellogg Co.	2,937,935

		5,812,677

	Health Care Equipment & Supplies — 4.5%
60,575	Baxter International, Inc.	2,651,368
72,055	Varian Medical Systems, Inc.[1]	3,977,436

		6,628,804

	Health Care Providers & Services — 1.7%
34,300	Laboratory Corp. of America Holdings[1,2]	2,503,214

	Household Products — 4.3%
43,990	Colgate-Palmolive Co.	3,474,330
47,200	Energizer Holdings, Inc.[1]	2,903,744

		6,378,074

	Industrial Conglomerates — 2.2%
141,240	McDermott International, Inc.[1]	3,320,552

	Insurance — 1.9%
140,840	Progressive Corp. (The)	2,766,098

	IT Services — 3.7%
72,000	Accenture PLC — Class A	2,854,080
36,225	Visa, Inc. — Class A	2,657,104

		5,511,184

	Life Sciences Tools & Services — 2.4%
54,570	Waters Corp.[1]	3,501,211

	Machinery — 1.5%
51,655	Illinois Tool Works, Inc.	2,246,993

	Media — 3.6%
94,240	McGraw-Hill Cos. (The), Inc.	2,892,226
64,040	Omnicom Group, Inc.	2,386,130

		5,278,356

	Metals & Mining — 1.0%
21,500	BHP Billiton Ltd. ADR	1,552,945

	Multi-line Retail — 1.2%
53,790	Nordstrom, Inc.	1,828,860

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 6.5%
59,340	Chevron Corp.	$4,522,301
32,355	EOG Resources, Inc.	3,154,613
116,905	Valero Energy Corp.	1,986,216

		9,663,130

	Pharmaceuticals — 2.5%
74,920	Abbott Laboratories	3,677,074

	Road & Rail — 1.4%
51,300	Landstar System, Inc.	2,079,702

	Semiconductors & Semiconductor Equipment — 4.2%
217,920	Intel Corp.	4,489,152
40,360	Lam Research Corp.[1]	1,702,788

		6,191,940

	Software — 5.9%
174,705	Microsoft Corp.	4,509,136
178,820	Oracle Corp.	4,227,305

		8,736,441

	Textiles, Apparel & Luxury Goods — 2.5%
100,475	Coach, Inc.	3,714,561

	Trading Companies & Distributors — 1.8%
23,960	WW Grainger, Inc.	2,683,760

	TOTAL COMMON STOCKS (Cost $133,218,509)	147,739,433

Face
Amount

REPURCHASE AGREEMENT* — 0.2%
$282,424	With State Street Bank and Trust Co., dated 7/30/10, 0.01%, principal and interest in the amount of $282,424, due 8/2/10, (collateralized by a FNR security with a par value of $274,252, coupon rate of 4.000% due 9/25/39, market value of $292,569	282,424

	TOTAL REPURCHASE AGREEMENT (Cost $282,424)	282,424

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Shares		Value

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 1.3%
1,916,140	State Street Navigator Securities Lending Prime Portfolio	$1,916,140

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,916,140)	1,916,140

TOTAL INVESTMENTS (Cost $135,417,073)[3]	101.3%	$149,937,997
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(1,933,519)

NET ASSETS	100.0%	$148,004,478

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $135,737,260.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%

	Aerospace & Defense — 3.0%
81,880	BE Aerospace, Inc.[1]	$2,407,272
27,211	Teledyne Technologies, Inc.[1]	1,116,467

		3,523,739

	Airlines — 2.0%
257,520	AirTran Holdings, Inc.[1,2]	1,241,246
187,727	Hawaiian Holdings, Inc.[1,2]	1,126,362

		2,367,608

	Apparel Retailers — 2.3%
24,590	Citi Trends, Inc.[1,2]	771,880
22,637	Lululemon Athletica, Inc.[1,2]	938,983
295,195	Wet Seal, Inc. (The) — Class A1,2	997,759

		2,708,622

	Banking — 8.6%
28,084	Bank of Hawaii Corp.	1,398,864
31,205	City Holding Co.	918,987
100,479	Flushing Financial Corp.	1,252,973
63,283	Glacier Bancorp, Inc.	1,011,262
27,280	IBERIABANK Corp.	1,417,469
44,912	Lakeland Financial Corp.	922,043
63,783	Renasant Corp.	972,691
32,986	Signature Bank[1]	1,267,982
22,966	SVB Financial Group[1,2]	991,902

		10,154,173

	Basic Industry — 1.3%
53,672	Silgan Holdings, Inc.	1,525,358

	Chemicals — 4.7%
61,660	A Schulman, Inc.	1,207,920
25,712	Koppers Holdings, Inc.	638,686
58,664	LSB Industries, Inc.[1,2]	850,041
14,230	NewMarket Corp.	1,525,314
90,618	Solutia, Inc.[1]	1,278,620

		5,500,581

	Coal — 2.3%
274,226	International Coal Group, Inc.[1,2]	1,234,017
82,505	James River Coal Co.[1,2]	1,444,663

		2,678,680

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services — 3.0%
50,302	Bridgepoint Education, Inc.[1]	$933,102
36,946	Coinstar, Inc.[1]	1,681,043
14,978	MAXIMUS, Inc.	901,526

		3,515,671

	Communications — 2.3%
175,725	Harmonic, Inc.[1]	1,224,803
65,356	Syniverse Holdings, Inc.[1]	1,459,400

		2,684,203

	Computer Software & Processing — 4.2%
99,163	Interactive Intelligence, Inc.[1,2]	1,604,457
47,057	NCI, Inc. — Class A1,2	1,108,663
59,663	Net 1 UEPS Technologies, Inc.[1]	868,097
85,750	Sykes Enterprises, Inc.[1]	1,359,137

		4,940,354

	Electric Utilities — 1.2%
40,192	IDACORP, Inc.	1,415,562

	Electrical Equipment — 2.5%
52,549	EnerSys[1]	1,272,737
107,219	GrafTech International, Ltd.[1]	1,681,194

		2,953,931

	Electronics — 6.1%
139,297	Fairchild Semiconductor International, Inc.[1]	1,264,817
104,224	Oplink Communications, Inc.[1]	1,679,049
148,035	Pericom Semiconductor Corp.[1]	1,353,040
91,867	Skyworks Solutions, Inc.[1]	1,610,428
183,108	TriQuint Semiconductor, Inc.[1]	1,268,938

		7,176,272

	Entertainment & Leisure — 3.2%
109,591	Cinemark Holdings, Inc.	1,598,933
35,198	DreamWorks Animation SKG, Inc. — Class A1	1,096,769
28,459	WMS Industries, Inc.[1]	1,095,956

		3,791,658

	Financial Services — 1.4%
44,325	Colonial Properties Trust	714,519
41,814	Evercore Partners, Inc. — Class A	981,793

		1,696,312

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Forest Products & Paper — 1.4%
30,206	Rock-Tenn Co. — Class A	$1,607,563

	Health Care — 1.1%
29,956	Emergency Medical Services[1]	1,340,231

	Health Care Providers — 4.7%
38,194	Magellan Health Services, Inc.[1]	1,607,586
25,588	Mednax, Inc.[1]	1,206,474
32,328	MWI Veterinary Supply, Inc.[1,2]	1,702,393
46,807	RehabCare Group, Inc.[1]	991,840

		5,508,293

	Heavy Machinery — 3.1%
74,142	Harbin Electric, Inc.[1,2]	1,361,988
74,516	Woodward Governor Co.	2,253,364

		3,615,352

	Home Construction, Furnishings & Appliances — 0.8%
23,925	Tupperware Brands Corp.	942,406

	Industrial — 3.6%
41,065	Crane Co.	1,459,450
28,958	Gardner Denver, Inc.	1,470,198
22,321	Middleby Corp. (The)[1]	1,283,681

		4,213,329

	Insurance — 4.0%
102,600	Amtrust Financial Services, Inc.	1,316,358
107,094	Meadowbrook Insurance Group, Inc.	980,981
29,115	Platinum Underwriters Holdings, Ltd.	1,137,814
22,092	ProAssurance Corp.[1,2]	1,314,695

		4,749,848

	Medical Supplies — 5.5%
65,280	American Medical Systems Holdings, Inc.[1,2]	1,459,661
84,626	Hanger Orthopedic Group, Inc.[1]	1,451,336
39,568	ICU Medical, Inc.[1,2]	1,472,325
50,052	Veeco Instruments, Inc.[1,2]	2,167,252

		6,550,574

	Oil & Gas — 4.0%
95,985	ATP Oil & Gas Corp.[1,2]	1,013,602
43,811	Berry Petroleum Co. — Class A	1,306,444
118,411	Gulfport Energy Corp.[1]	1,546,448
35,573	Vectren Corp.	881,143

		4,747,637

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 2.3%
64,406	Cubist Pharmaceuticals, Inc.[1]	$1,389,881
45,433	Nu Skin Enterprises, Inc. — Class A	1,293,932

		2,683,813

	Real Estate Investment Trusts — 5.6%
61,285	BioMed Realty Trust, Inc.	1,105,581
139,672	Brandywine Realty Trust	1,586,674
94,737	DiamondRock Hospitality Co.[1]	879,159
36,946	DuPont Fabros Technology, Inc.	932,517
31,579	Entertainment Properties Trust	1,318,108
127,689	Glimcher Realty Trust	849,132

		6,671,171

	Restaurants — 1.0%
87,747	Texas Roadhouse, Inc.[1,2]	1,182,830

	Retailers — 3.6%
21,968	Fossil, Inc.[1]	869,933
94,238	hhgregg, Inc.[1,2]	1,912,089
33,826	Jo-Ann Stores, Inc.[1,2]	1,416,971

		4,198,993

	Technology — 3.1%
32,452	Digital River, Inc.[1,2]	853,163
41,190	MICROS Systems, Inc.[1]	1,473,778
44,863	Plexus Corp.[1]	1,310,000

		3,636,941

	Telecommunications — 3.4%
44,855	GeoEye, Inc.[1]	1,548,395
36,946	j2 Global Communications, Inc.[1,2]	869,339
105,596	MasTec, Inc.[1,2]	1,121,429
150,906	TeleCommunication Systems, Inc. — Class A1,2	541,753

		4,080,916

	Telephone Systems — 1.7%
257,875	Brightpoint, Inc.[1]	2,042,370

	Textiles, Clothing & Fabrics — 2.1%
19,470	Deckers Outdoor Corp.[1]	990,828
29,208	Phillips-Van Heusen Corp.	1,515,603

		2,506,431

	TOTAL COMMON STOCKS (Cost $104,096,362)	116,911,422

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.6%
$742,513	With State Street Bank and Trust Co., dated 7/30/10, 0.01%, principal and interest in the amount of $742,514, due 8/2/10, (collateralized by a FNR security with a par value of $713,054, coupon rate of 4.000%, due 9/25/39, market value of $760,680)	$742,513

	TOTAL REPURCHASE AGREEMENT (Cost $742,513)	742,513

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 16.9%
19,947,299	State Street Navigator Securities Lending Prime Portfolio	19,947,299

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $19,947,299)	19,947,299

TOTAL INVESTMENTS (Cost $124,786,174)[3]	116.6%	$137,601,234
LIABILITIES IN EXCESS OF OTHER ASSETS	(16.6)	(19,597,967)

NET ASSETS	100.0%	$118,003,267

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $124,986,456.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.6%

	Aerospace & Defense — 1.7%
14,840	Raytheon Co.	$686,647

	Banking — 14.8%
26,535	Capital One Financial Corp.	1,123,227
25,279	Comerica, Inc.	969,702
79,600	Discover Financial Services	1,215,492
110,365	KeyCorp	933,688
131,255	Marshall & Ilsley Corp.	922,723
32,240	Wells Fargo & Co.	894,015

		6,058,847

	Beverages, Food & Tobacco — 1.6%
24,175	Archer-Daniels-Midland Co.	661,428

	Building Materials — 1.8%
35,840	Lowe’s Cos., Inc.	743,322

	Commercial Services — 4.3%
36,360	Cintas Corp.	962,085
22,275	Jacobs Engineering Group, Inc.[1,2]	814,597

		1,776,682

	Communications — 1.0%
8,795	Harris Corp.	391,641

	Computers & Information — 1.7%
52,235	Dell, Inc.[1,2]	691,591

	Electric Utilities — 1.1%
18,200	Ameren Corp.	461,734

	Electronic Technology — 1.3%
55,990	NVIDIA Corp.[1,2]	514,548

	Electronics — 1.3%
55,300	MEMC Electronic Materials, Inc.[1,2]	528,668

	Energy — 2.9%
20,150	Exxon Mobil Corp.	1,202,552

	Financial Services — 8.0%
97,595	Bank of America Corp.	1,370,234
22,090	JPMorgan Chase & Co.	889,785
35,850	Legg Mason, Inc.	1,035,707

		3,295,726

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Heavy Machinery — 6.6%
18,834	CNH Global N.V.[1]	$579,711
33,590	National Oilwell Varco, Inc.	1,315,384
6,570	Parker Hannifin Corp.	408,128
7,345	Rockwell Automation, Inc.	397,732

		2,700,955

	Household Products — 2.5%
23,825	Fortune Brands, Inc.	1,045,441

	Insurance — 8.0%
13,560	Allstate Corp. (The)	382,934
15,675	Cincinnati Financial Corp.	431,846
47,215	Hartford Financial Services Group, Inc. (The)	1,105,303
17,006	Torchmark Corp.	902,509
15,060	UnitedHealth Group, Inc.	458,577

		3,281,169

	Lodging — 1.0%
8,765	Starwood Hotels & Resorts Worldwide, Inc.	424,664

	Media — Broadcasting & Publishing — 1.0%
13,595	McGraw-Hill Cos. (The), Inc.	417,231

	Medical Supplies — 2.0%
11,690	Becton Dickinson & Co.	804,272

	Metals & Mining — 6.0%
103,635	Alcoa, Inc.	1,157,603
29,475	United States Steel Corp.	1,306,627

		2,464,230

	Oil & Gas — 12.0%
22,305	Chevron Corp.	1,699,864
10,780	Diamond Offshore Drilling, Inc.	641,302
17,355	Hess Corp.	930,055
43,490	Valero Energy Corp.	738,895
56,770	Weatherford International, Ltd.[1]	919,674

		4,929,790

	Process Industries — 4.2%
106,580	General Electric Co.	1,718,070

	Retailers — 5.1%
28,100	Best Buy Co., Inc.	973,946
45,245	J.C. Penney Co., Inc. (Holding Co.)	1,114,384

		2,088,330

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 1.7%
22,895	Autodesk, Inc.[1,2]	$676,318

	Technology — 3.4%
43,505	KLA-Tencor Corp.	1,377,803

	Transportation — 2.6%
31,040	Carnival Corp.	1,076,467

	TOTAL COMMON STOCKS (Cost $37,936,771)	40,018,126

Face
Amount

REPURCHASE AGREEMENT* — 3.4%
$1,413,797	With State Street Bank and Trust Co., dated 7/30/10, 0.01%, principal and interest in the amount of $1,413,797 due 8/2/10 (collateralized by a FNR security with a par value of $1,354,381 coupon rate of 4.000% due 9/25/39, market value of $1,444,841)	1,413,797

	TOTAL REPURCHASE AGREEMENT (Cost $1,413,797)	1,413,797

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 5.4%
2,220,644	State Street Navigator Securities Lending Prime Portfolio	2,220,644

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,220,644)	2,220,644

TOTAL INVESTMENTS (Cost $41,571,212)[3]	106.4%	$43,652,567
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.4)	(2,631,176)

NET ASSETS	100.0%	$41,021,391

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $41,789,780.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.0%

	United Kingdom — 24.0%
74,605	AstraZeneca PLC	$3,790,609
860,700	Aviva PLC	4,826,926
989,730	BAE Systems PLC	4,851,679
292,961	BG Group PLC	4,695,831
264,347	BHP Billiton PLC	8,094,820
709,556	FirstGroup PLC	4,096,196
234,831	GlaxoSmithKline PLC	4,093,867
162,567	Imperial Tobacco Group PLC	4,601,858
184,978	Petrofac, Ltd.	3,628,226
869,202	Prudential PLC	7,562,868
942,534	Rexam PLC	4,570,037
534,178	Rolls-Royce Group PLC[1]	4,861,589
344,853	Royal Dutch Shell PLC	9,088,208
219,064	Scottish & Southern Energy PLC[2]	3,808,685
1,168,510	TUI Travel PLC	3,855,991
1,122,550	Wm Morrison Supermarkets PLC	4,667,839
383,248	Xstrata PLC	6,106,946

		87,202,175

	Japan — 17.4%
100,500	Astellas Pharma, Inc.	3,409,520
601	Central Japan Railway Co.	4,897,320
1,255,300	Chuo Mitsui Trust Holdings, Inc.[2]	4,460,641
185,000	Daihatsu Motor Co, Ltd.	2,179,871
118,400	Daito Trust Construction Co., Ltd.	6,441,113
659,000	Fujitsu, Ltd.	4,691,070
906	Japan Tobacco, Inc.	2,915,308
183,000	JGC Corp.	3,026,877
637	KDDI Corp.	3,100,394
429,500	Konica Minolta Holdings, Inc.	4,523,931
142,000	Mitsubishi Corp.	3,071,914
180,000	Nippon Electric Glass Co, Ltd.	2,293,883
576,000	NKSJ Holdings, Inc.[1]	3,366,861
111,600	Nomura Research Institute, Ltd.	2,214,045
44,100	Shimamura Co., Ltd.	3,996,794
70,400	Shin-Etsu Chemical Co., Ltd.	3,507,981
94,100	Square Enix Holdings Co, Ltd.	1,815,669
54,000	Takeda Pharmaceutical Co., Ltd.	2,478,268
38,000	Toyo Suisan Kaisha, Ltd.	821,182

		63,212,642

	Germany — 9.8%
59,921	Allianz AG	6,957,470
104,606	BASF SE	6,108,382

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

54,953	Deutsche Bank AG	$3,838,405
284,984	Deutsche Lufthansa AG1	4,632,929
197,277	GEA Group AG	4,464,223
113,733	Hannover Rueckversicherung AG	5,445,281
71,088	Metro AG	3,945,931

		35,392,621

	France — 8.5%
256,173	AXA[2]	4,722,054
92,822	BNP Paribas	6,375,857
58,842	Casino Guichard Perrachon	5,124,523
63,037	Compagnie de Saint-Gobain	2,683,322
55,875	LaFarge SA2	3,043,606
79,273	Sanofi-Aventis	4,604,289
74,980	Vivendi	1,802,265
43,619	Wendel[2]	2,466,096

		30,822,012

	Switzerland — 7.2%
136,461	Credit Suisse Group AG	6,214,563
135,234	Novartis AG	6,562,425
48,953	Roche Holding AG	6,367,602
30,695	Zurich Financial Services AG	7,166,194

		26,310,784

	Spain — 5.5%
510,238	Banco Bilbao Vizcaya Argentaria SA	6,871,917
563,595	Banco Santander SA2	7,321,724
249,343	Telefonica SA	5,660,306

		19,853,947

	Italy — 4.0%
370,125	ACEA SPA[1]	4,254,138
248,861	ENI SPA	5,088,320
175,858	Fiat SPA	1,419,705
559,806	Mediaset SPA	3,598,316

		14,360,479

	Australia — 3.4%
78,800	Macquarie Group, Ltd.	2,652,001
969,921	Myer Holdings, Ltd.	3,027,331
199,024	National Australia Bank, Ltd.	4,524,832
364,161	Toll Holdings, Ltd.	1,956,971

		12,161,135

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Netherlands — 2.6%
466,908	Reed Elsevier N.V.	$6,041,923
149,816	SBM Offshore N.V.	2,363,293
40,069	TNT N.V., ADR	1,202,070

		9,607,286

	China — 2.4%
6,005,000	Bank of China, Ltd.	3,169,681
148,000	Netease.com, Inc., ADR[1]	5,668,400

		8,838,081

	Norway — 2.4%
221,973	StatoilHydro ASA	4,486,628
278,000	Telenor ASA	4,289,806

		8,776,434

	Hong Kong — 2.3%
2,080,000	CNOOC, Ltd.	3,507,950
741,700	Hutchison Whampoa, Ltd.	4,898,514

		8,406,464

	Greece — 1.8%
202,597	OPAP SA	2,996,563
228,986	Public Power Corp.	3,643,504

		6,640,067

	Brazil — 1.8%
221,415	Cia Paranaense de Energia, Sponsored ADR	4,853,417
59,900	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	1,720,927

		6,574,344

	Mexico — 1.2%
87,800	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	4,274,104

	Singapore — 1.1%
1,235,000	SembCorp Industries, Ltd.	3,832,696

	Taiwan — 1.0%
264,946	MediaTek, Inc.	3,584,318

	Canada — 0.9%
196,891	Talisman Energy, Inc.	3,361,157

	Sweden — 0.9%
150,300	Assa Abloy AB — Class B2	3,324,664

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Panama — 0.8%
53,400	Copa Holdings SA — Class A	$2,758,110

	TOTAL COMMON STOCKS (Cost $319,187,931)	359,293,520

Face
Amount

REPURCHASE AGREEMENT* — 0.0%
$149,305	With State Street Bank and Trust Co., dated 7/30/10, 0.01%, principal and interest in the amount of $149,305, due 8/2/10 (collateralized by a FNR security with a par value of $143,455, coupon rate of 4.000% due 9/25/39, market value of $153,036)	149,305

	TOTAL REPURCHASE AGREEMENT (Cost $149,305)	149,305

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 3.5%
12,608,319	State Street Navigator Securities Lending Prime Portfolio	12,608,319

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $12,608,319)	12,608,319

TOTAL INVESTMENTS (Cost $331,945,555)[3]	102.5%	$372,051,144
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)	(9,222,519)

NET ASSETS	100.0%	$362,828,625

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $336,162,934.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	United Kingdom — 24.6%
26,166	AstraZeneca PLC	$1,329,470
233,086	Aviva PLC	1,307,179
259,658	BAE Systems PLC	1,272,849
74,657	BG Group PLC	1,196,667
67,180	BHP Billiton PLC	2,057,182
184,748	FirstGroup PLC	1,066,532
63,205	GlaxoSmithKline PLC	1,101,868
42,665	Imperial Tobacco Group PLC	1,207,737
67,098	Petrofac, Ltd.	1,316,085
220,868	Prudential PLC	1,921,758
199,991	Rexam PLC	969,691
103,470	Rolls-Royce Group PLC[1]	941,687
86,906	Royal Dutch Shell PLC	2,290,309
59,205	Scottish & Southern Energy PLC[2]	1,029,348
293,350	TUI Travel PLC	968,032
300,930	Wm Morrison Supermarkets PLC	1,251,341
96,721	Xstrata PLC	1,541,221

		22,768,956

	Japan — 17.8%
30,100	Astellas Pharma, Inc.	1,021,160
151	Central Japan Railway Co.	1,230,442
336,200	Chuo Mitsui Trust Holdings, Inc.[2]	1,194,669
55,000	Daihatsu Motor Co, Ltd.[2]	648,070
11,100	Daito Trust Construction Co., Ltd.	603,854
172,000	Fujitsu, Ltd.	1,224,376
327	Japan Tobacco, Inc.	1,052,214
46,000	JGC Corp.	760,854
203	KDDI Corp.	988,037
109,500	Konica Minolta Holdings, Inc.	1,153,365
39,000	Mitsubishi Corp.	843,695
48,000	Nippon Electric Glass Co, Ltd.	611,702
178,000	NKSJ Holdings, Inc.[1]	1,040,454
28,800	Nomura Research Institute, Ltd.	571,366
11,600	Shimamura Co., Ltd.	1,051,311
23,600	Shin-Etsu Chemical Co., Ltd.	1,175,971
24,300	Square Enix Holdings Co, Ltd.[2]	468,871
14,500	Takeda Pharmaceutical Co., Ltd.	665,461
11,000	Toyo Suisan Kaisha, Ltd.	237,710

		16,543,582

	Germany — 9.0%
13,714	Allianz AG	1,592,342
17,512	BASF SE	1,022,599

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

14,783	Deutsche Bank AG	$1,032,576
76,286	Deutsche Lufthansa AG1	1,240,167
39,133	GEA Group AG	885,549
31,858	Hannover Rueckversicherung AG	1,525,290
18,498	Metro AG	1,026,781

		8,325,304

	France — 8.0%
45,119	AXA	831,682
24,044	BNP Paribas	1,651,560
11,670	Casino Guichard Perrachon	1,016,335
16,347	Compagnie de Saint-Gobain	695,850
13,918	LaFarge SA2	758,137
20,893	Sanofi-Aventis	1,213,495
24,344	Vivendi	585,147
11,730	Wendel[2]	663,181

		7,415,387

	Switzerland — 7.4%
35,229	Credit Suisse Group AG	1,604,362
38,698	Novartis AG	1,877,876
12,208	Roche Holding AG	1,587,966
7,776	Zurich Financial Services AG	1,815,420

		6,885,624

	Spain — 5.3%
131,723	Banco Bilbao Vizcaya Argentaria SA	1,774,053
131,227	Banco Santander SA2	1,704,784
64,605	Telefonica SA	1,466,591

		4,945,428

	Australia — 3.5%
18,633	Macquarie Group, Ltd.	627,091
244,048	Myer Holdings, Ltd.	761,726
60,019	National Australia Bank, Ltd.	1,364,538
96,574	Toll Holdings, Ltd.	518,981

		3,272,336

	Italy — 3.5%
55,313	ACEA SPA[1]	635,756
64,505	ENI SPA	1,318,897
47,130	Fiat SPA	380,481
145,171	Mediaset SPA	933,129

		3,268,263

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Netherlands — 3.3%
122,627	Reed Elsevier N.V.	$1,586,828
40,087	SBM Offshore N.V.	632,358
29,105	TNT N.V.	868,556

		3,087,742

	Norway — 2.7%
64,028	StatoilHydro ASA	1,294,166
78,287	Telenor ASA	1,208,043

		2,502,209

	China — 2.5%
1,583,430	Bank of China, Ltd.	835,798
37,300	Netease.com, Inc., ADR[1]	1,428,590

		2,264,388

	Brazil — 2.0%
58,310	Cia Paranaense de Energia, Sponsored ADR	1,278,155
19,900	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	571,727

		1,849,882

	Hong Kong — 1.9%
537,000	CNOOC, Ltd.	905,658
132,030	Hutchison Whampoa, Ltd.	871,985

		1,777,643

	Greece — 1.9%
54,342	OPAP SA	803,759
59,364	Public Power Corp.	944,569

		1,748,328

	Canada — 1.3%
72,512	Talisman Energy, Inc.	1,237,864

	Mexico — 1.2%
22,900	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	1,114,772

	Singapore — 1.1%
317,990	SembCorp Industries, Ltd.	986,849

	Taiwan — 1.0%
65,266	MediaTek, Inc.	882,950

	Sweden — 0.6%
25,730	Assa Abloy AB — Class B	569,152

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Panama — 0.6%
10,100	Copa Holdings SA — Class A	$521,665

	TOTAL COMMON STOCKS (Cost $83,401,133)	91,968,324

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$451,807	With State Street Bank and Trust Co., dated 7/30/10, 0.01%, principal and interest in the amount of $451,807 due 8/2/10 (collateralized by a FNR security with a par value of $434,583 coupon rate of 4.000%, due 9/25/39, market value of $463,610)	451,807

	TOTAL REPURCHASE AGREEMENT (Cost $451,807)	451,807

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 3.8%
3,530,458	State Street Navigator Securities Lending Prime Portfolio	3,530,458

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $3,530,458)	3,530,458

TOTAL INVESTMENTS (Cost $87,383,398)[3]	103.5%	$95,950,589
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.5)	(3,226,846)

NET ASSETS	100.0%	$92,723,743

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $90,002,738.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%

	Aerospace & Defense — 1.2%
13,731	Orbital Sciences Corp.[1,2]	$201,022

	Air Freight & Logistics — 0.9%
4,938	HUB Group, Inc. — Class A1	158,757

	Airlines — 0.5%
14,285	Hawaiian Holdings, Inc.[1,2]	85,710

	Auto Components — 0.8%
6,370	Cooper Tire & Rubber Co.	137,656

	Biotechnology — 1.2%
5,913	Cepheid, Inc.[1,2]	97,860
19,400	Nabi Biopharmaceuticals[1]	110,968

		208,828

	Capital Markets — 0.8%
26,299	BGC Partners, Inc. — Class A	142,541

	Chemicals — 2.7%
1,106	NewMarket Corp.	118,552
16,766	Omnova Solutions, Inc.[1,2]	130,775
21,511	PolyOne Corp.[1]	221,778

		471,105

	Commercial Banks — 1.5%
4,653	Bank of the Ozarks, Inc.	174,255
1,617	Westamerica BanCorp.	86,930

		261,185

	Commercial Services & Supplies — 2.8%
21,780	Cenveo, Inc.[1,2]	134,165
13,245	Deluxe Corp.	272,582
3,512	Tetra Tech, Inc.[1]	73,647

		480,394

	Communications Equipment — 5.2%
7,091	Arris Group, Inc.[1,2]	66,088
6,796	InterDigital, Inc.[1,2]	185,463
16,323	MasTec, Inc.[1,2]	173,350
13,854	Oplink Communications, Inc.[1,2]	223,188
8,002	Polycom, Inc.[1]	237,500

		885,589

	Computers & Peripherals — 1.9%
20,852	STEC, Inc.[1]	325,291

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 1.3%
8,392	EMCOR Group, Inc.[1]	$218,276

	Consumer Finance — 2.3%
4,709	Cash America International, Inc.	157,752
11,509	Ezcorp, Inc. — Class A1	229,029

		386,781

	Containers & Packaging — 0.9%
2,783	Rock-Tenn Co. — Class A	148,111

	Diversified Consumer Services — 1.4%
13,838	Corinthian Colleges, Inc.[1,2]	125,926
4,148	Sotheby’s	112,535

		238,461

	Diversified Financial Services — 0.5%
5,839	MarketAxess Holdings, Inc.	83,031

	Electric Utilities — 0.8%
6,747	El Paso Electric Co.[1]	145,060

	Electrical Equipment — 4.7%
6,998	AZZ, Inc.	304,623
4,782	GrafTech International, Ltd.[1]	74,982
6,416	Powell Industries, Inc.[1,2]	210,830
7,205	Woodward Governor Co.	217,879

		808,314

	Electronic Equipment, Instruments & Components — 1.9%
1,625	Anixter International, Inc.[1]	78,520
31,737	Brightpoint, Inc.[1,2]	251,357

		329,877

	Energy Equipment & Services — 3.6%
4,085	Dril-Quip, Inc.[1]	213,564
4,031	Oil States International, Inc.[1]	185,184
21,456	Tetra Technologies, Inc.[1,2]	223,571

		622,319

	Food Products — 2.1%
3,823	Lancaster Colony Corp.	198,490
3,615	Sanderson Farms, Inc.	169,001

		367,491

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Equipment & Supplies — 8.2%
19,497	ABIOMED, Inc.[1,2]	$216,222
9,103	Align Technology, Inc.[1,2]	157,937
3,872	Analogic Corp.	176,060
9,601	Cyberonics, Inc.[1,2]	228,696
5,356	Immucor, Inc.[1]	102,942
8,286	Quidel Corp.[1,2]	102,746
8,509	STERIS Corp.	270,501
9,834	Wright Medical Group, Inc.[1,2]	153,509

		1,408,613

	Health Care Providers & Services — 3.8%
4,190	AMERIGROUP Corp.[1,2]	149,834
24,590	AMN Healthcare Services, Inc.[1,2]	148,032
7,819	Catalyst Health Solutions, Inc.[1]	270,381
4,284	Gentiva Health Services, Inc.[1]	88,379

		656,626

	Health Care Technology — 1.1%
15,233	Omnicell, Inc.[1,2]	187,671

	Hotels, Restaurants & Leisure — 3.9%
8,118	Cheesecake Factory, Inc. (The)[1,2]	190,286
4,359	Cracker Barrel Old Country Store, Inc.	213,504
8,177	Papa John’s International, Inc.[1,2]	207,123
16,583	Ruth’s Hospitality Group, Inc.[1]	66,995

		677,908

	Insurance — 1.0%
7,831	FBL Financial Group, Inc. — Class A	177,685

	IT Services — 4.9%
6,859	CSG Systems International, Inc.[1,2]	129,361
3,661	MAXIMUS, Inc.	220,356
14,035	TeleTech Holdings, Inc.[1,2]	195,086
13,916	VeriFone Holdings, Inc.[1,2]	304,482

		849,285

	Machinery — 0.8%
6,382	Actuant Corp. — Class A	131,597

	Media — 0.6%
3,115	Valassis Communications, Inc.[1]	107,686

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 2.4%
15,464	Stone Energy Corp.[1,2]	$181,857
8,668	World Fuel Services Corp.	225,801

		407,658

	Personal Products — 1.2%
7,081	Medifast, Inc.[1]	214,129

	Pharmaceuticals — 3.9%
14,083	Impax Laboratories, Inc.[1,2]	230,820
23,566	Medicines Co. (The)[1,2]	217,043
20,065	Questcor Pharmaceuticals, Inc.[1,2]	225,731

		673,594

	Real Estate Investment Trusts — 6.5%
9,977	DuPont Fabros Technology, Inc.	251,820
3,645	Home Properties, Inc.	181,047
7,545	LTC Properties, Inc.	185,984
4,325	Mid-America Apartment Communities, Inc.	244,276
6,680	Potlatch Corp.	247,561

		1,110,688

	Semiconductors & Semiconductor Equipment — 7.4%
18,987	Applied Micro Circuits Corp.[1,2]	227,084
12,032	ATMI, Inc.[1,2]	178,555
22,665	Integrated Silicon Solution, Inc.[1]	194,919
7,974	Microsemi Corp.[1]	127,265
52,007	MIPS Technologies, Inc.[1,2]	283,438
14,554	Skyworks Solutions, Inc.[1]	255,132

		1,266,393

	Software — 4.3%
8,868	Jack Henry & Associates, Inc.	225,247
4,388	JDA Software Group, Inc.[1]	103,118
9,223	Quest Software, Inc.[1]	185,936
16,315	TIBCO Software, Inc.[1]	221,231

		735,532

	Specialty Retail — 5.8%
5,706	Childrens Place[1,2]	238,796
2,980	Dress Barn, Inc.[1,2]	73,606
5,033	Gymboree Corp. (The)[1,2]	217,929
4,933	Jo-Ann Stores, Inc.[1,2]	206,644
4,499	Jos. A. Bank Clothiers, Inc.[1,2]	264,001

		1,000,976

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Apparel & Luxury Goods — 5.0%
7,166	Carter’s, Inc.[1,2]	$173,704
5,310	Deckers Outdoor Corp.[1,2]	270,226
7,036	Timberland Co. (The) — Class A1,2	123,974
7,074	Warnaco Group (The), Inc.[1]	295,481

		863,385

	TOTAL COMMON STOCKS (Cost $13,774,448)	17,175,225

Face
Amount

INVESTMENT OF SECURITY LENDING COLLATERAL* — 24.6%
$4,238,275	State Street Navigator Securities Lending Prime Portfolio	4,238,275

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,238,275)	4,238,275

TOTAL INVESTMENTS (Cost $18,012,723)[3]	124.4%	$21,413,500
LIABILITIES IN EXCESS OF OTHER ASSETS	(24.4)	(4,201,705)

NET ASSETS	100.0%	$17,211,795

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $18,015,885.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.9%

	Aerospace & Defense — 4.0%
13,602	General Dynamics Corp.	$833,123
18,132	ITT Corp.	854,380
14,607	Northrop Grumman Corp.	856,554
17,841	Raytheon Co.	825,503

		3,369,560

	Air Freight & Logistics — 0.8%
10,856	United Parcel Service, Inc. — Class B	705,640

	Airlines — 0.9%
60,058	Southwest Airlines Co.	723,699

	Automobiles — 1.2%
36,751	Harley-Davidson, Inc.	1,000,730

	Biotechnology — 2.3%
15,993	Amgen, Inc.[1]	872,098
19,004	Biogen Idec, Inc.[1]	1,061,944

		1,934,042

	Capital Markets — 2.3%
22,772	Ameriprise Financial, Inc.	965,305
34,761	Raymond James Financial, Inc.	927,424

		1,892,729

	Chemicals — 3.4%
15,837	Eastman Chemical Co.	992,030
13,934	Lubrizol Corp. (The)	1,302,689
18,000	Valspar Corp. (The)	565,380

		2,860,099

	Commercial Banks — 0.9%
19,439	Comerica, Inc.	745,680

	Commercial Services & Supplies — 0.7%
22,710	Pitney Bowes, Inc.	554,351

	Communications Equipment — 1.0%
121,245	Tellabs, Inc.	846,290

	Computers & Peripherals — 6.1%
4,640	Apple, Inc.[1]	1,193,640
59,907	Dell, Inc.[1]	793,169

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Computers & Peripherals — (Continued)

66,098	EMC Corp.[1]	$1,308,079
19,122	Hewlett-Packard Co.	880,377
35,779	Western Digital Corp.[1]	944,208

		5,119,473

	Construction & Engineering — 1.7%
13,852	Jacobs Engineering Group, Inc.[1]	506,568
22,628	URS Corp.[1]	913,945

		1,420,513

	Consumer Finance — 2.9%
31,915	American Express Co.	1,424,686
22,561	Capital One Financial Corp.	955,007

		2,379,693

	Diversified Consumer Services — 1.3%
15,489	Apollo Group, Inc. — Class A1	714,507
4,851	ITT Educational Services, Inc.[1]	391,670

		1,106,177

	Diversified Financial Services — 1.6%
10,504	JPMorgan Chase & Co.	423,101
40,315	Moody’s Corp.	949,418

		1,372,519

	Electric Utilities — 1.8%
36,040	DPL, Inc.	912,173
7,767	Entergy Corp.	602,020

		1,514,193

	Energy Equipment & Services — 5.8%
13,575	Baker Hughes, Inc.	655,265
31,704	Cameron International Corp.[1]	1,255,161
45,604	Nabors Industries, Ltd.[1]	839,570
27,937	National Oilwell Varco, Inc.	1,094,013
39,575	Rowan Cos., Inc.[1,2]	999,665

		4,843,674

	Food & Staples Retailing — 1.7%
22,670	BJ’s Wholesale Club, Inc.[1,2]	1,032,619
13,083	CVS Caremark Corp.	401,517

		1,434,136

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 2.9%
54,556	Del Monte Foods Co.	$757,237
25,443	Hormel Foods Corp.	1,092,014
9,317	JM Smucker Co. (The)	572,343

		2,421,594

	Gas Utilities — 1.9%
19,386	AGL Resources, Inc.	736,668
51,233	Questar Corp.	842,783

		1,579,451

	Health Care Providers & Services — 4.5%
31,254	Aetna, Inc.	870,424
24,076	AmerisourceBergen Corp.	721,558
46,294	Lincare Holdings, Inc.	1,099,945
16,533	McKesson Corp.	1,038,603

		3,730,530

	Hotels, Restaurants & Leisure — 1.2%
40,862	Starbucks Corp.	1,015,421

	Household Durables — 0.5%
4,911	Whirlpool Corp.	409,086

	Insurance — 5.2%
13,606	Aflac, Inc.	669,279
14,245	Assurant, Inc.	531,196
42,405	Lincoln National Corp.	1,104,226
26,086	Progressive Corp. (The)	512,329
14,540	Prudential Financial, Inc.	832,997
30,439	Unum Group	694,618

		4,344,645

	Internet Software & Services — 1.5%
61,208	eBay, Inc.[1]	1,279,859

	IT Services — 3.1%
33,653	Amdocs, Ltd.[1]	919,736
17,896	Computer Sciences Corp.	811,226
59,326	Total System Services, Inc.	884,551

		2,615,513

	Life Sciences Tools & Services — 1.0%
40,718	PerkinElmer, Inc.	792,372

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 3.0%
20,040	Joy Global, Inc.	$1,189,775
39,264	Timken Co. (The)	1,320,055

		2,509,830

	Media — 3.5%
44,411	Comcast Corp. — Class A	864,682
58,484	Gannett Co., Inc.	770,819
62,970	News Corp. — Class A	821,759
13,519	Omnicom Group, Inc.	503,718

		2,960,978

	Multi-Utilities — 0.7%
37,363	NiSource, Inc.	616,489

	Office Electronics — 1.2%
103,028	Xerox Corp.	1,003,493

	Oil, Gas & Consumable Fuels — 5.4%
15,525	Chevron Corp.	1,183,160
17,278	ConocoPhillips	954,091
18,599	Marathon Oil Corp.	622,136
24,474	Sunoco, Inc.	872,988
49,210	Valero Energy Corp.	836,078

		4,468,453

	Paper & Forest Products — 1.2%
4,440	Domtar Corp.	259,740
31,172	MeadWestvaco Corp.	746,881

		1,006,621

	Personal Products — 3.2%
28,896	Herbalife, Ltd.	1,434,397
23,654	NBTY, Inc.[1]	1,274,714

		2,709,111

	Pharmaceuticals — 2.6%
52,261	Endo Pharmaceuticals Holdings, Inc.[1]	1,254,787
33,806	Forest Laboratories, Inc.[1]	938,116

		2,192,903

	Real Estate Investment Trusts — 1.0%
41,280	Hospitality Properties Trust	844,176

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 2.9%
40,831	Intel Corp.	$841,119
26,625	Marvell Technology Group, Ltd.[1]	397,245
46,954	Texas Instruments, Inc.	1,159,294

		2,397,658

	Software — 3.4%
76,314	Activision Blizzard, Inc.	906,611
36,642	Microsoft Corp.	945,730
18,808	Oracle Corp.	444,621
38,623	Symantec Corp.[1]	500,940

		2,797,902

	Specialty Retail — 3.8%
40,460	Gap, Inc. (The)	732,731
36,571	PetSmart, Inc.	1,135,530
13,187	Ross Stores, Inc.	694,427
13,749	TJX Cos., Inc. (The)	570,858

		3,133,546

	Textiles, Apparel & Luxury Goods — 1.0%
23,295	Coach, Inc.	861,216

	Thrifts & Mortgage Finance — 1.2%
57,391	New York Community Bancorp, Inc.	990,569

	Tobacco — 1.2%
30,413	Altria Group, Inc.	673,952
6,046	Reynolds American, Inc.	349,580

		1,023,532

	Wireless Telecommunication Services — 2.4%
28,026	Telephone & Data Systems, Inc.	956,527
22,171	United States Cellular Corp.[1]	1,042,702

		1,999,229

	TOTAL COMMON STOCKS (Cost $73,585,846)	83,527,375

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.1%
$46,367	With State Street Bank and Trust Co., dated 7/30/10, 0.01%, principal and interest in the amount of $46,367, due 8/2/10 (collateralized by a FNR security with a par value of $46,412, coupon rate of 4.000%, due 9/25/39, market value of $49,512)	$46,367

	TOTAL REPURCHASE AGREEMENT (Cost $46,367)	46,367

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
2,083,105	State Street Navigator Securities Lending Prime Portfolio	2,083,105

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,083,105)	2,083,105

TOTAL INVESTMENTS (Cost $75,715,318)[3]	102.5%	$85,656,847
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)	(2,070,192)

NET ASSETS	100.0%	$83,586,655

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $75,741,510.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Aerospace & Defense — 5.2%
25,267	Honeywell International, Inc.	$1,082,943
7,413	Lockheed Martin Corp.	557,087
17,410	Raytheon Co.	805,561

		2,445,591

	Airlines — 1.5%
59,847	Southwest Airlines Co.	721,156

	Auto Components — 1.0%
15,793	Johnson Controls, Inc.	454,996

	Biotechnology — 3.8%
16,311	Amgen, Inc.[1]	889,439
16,441	Biogen Idec, Inc.[1]	918,723

		1,808,162

	Chemicals — 3.6%
11,641	Lubrizol Corp. (The)	1,088,317
33,868	RPM International, Inc.	635,702

		1,724,019

	Commercial Services & Supplies — 1.6%
23,627	Republic Services, Inc.	752,756

	Communications Equipment — 5.3%
41,478	Cisco Systems, Inc.[1]	956,898
20,798	Corning, Inc.	376,860
7,946	F5 Networks, Inc.[1]	697,897
18,049	Juniper Networks, Inc.[1]	501,401

		2,533,056

	Computers & Peripherals — 8.2%
4,938	Apple, Inc.[1]	1,270,301
24,939	EMC Corp.[1]	493,543
26,472	Hewlett-Packard Co.	1,218,771
34,024	Western Digital Corp.[1]	897,893

		3,880,508

	Construction & Engineering — 1.3%
17,128	Jacobs Engineering Group, Inc.[1]	626,371

	Consumer Finance — 2.3%
24,349	American Express Co.	1,086,939

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Consumer Services — 2.7%
18,086	Apollo Group, Inc. — Class A1	$834,307
8,531	DeVry, Inc.	458,968

		1,293,275

	Diversified Financial Services — 0.4%
8,432	Moody’s Corp.	198,574

	Diversified Telecommunication Services — 1.1%
70,755	Frontier Communications Corp.	540,568

	Energy Equipment & Services — 5.8%
38,753	Nabors Industries, Ltd.[1]	713,443
39,555	Pride International, Inc.[1]	941,014
68,207	Weatherford International, Ltd.[1]	1,104,953

		2,759,410

	Food & Staples Retailing — 3.9%
30,034	CVS Caremark Corp.	921,743
18,430	Wal-Mart Stores, Inc.	943,432

		1,865,175

	Health Care Equipment & Supplies — 1.2%
15,950	Kinetic Concepts, Inc.[1]	566,385

	Health Care Providers & Services — 4.8%
17,938	AmerisourceBergen Corp.	537,602
26,221	Humana, Inc.[1]	1,232,912
7,670	McKesson Corp.	481,829

		2,252,343

	Hotels, Restaurants & Leisure — 1.1%
5,586	Darden Restaurants, Inc.	233,998
8,040	Marriott International, Inc.-Class A	272,636

		506,634

	Insurance — 2.1%
10,591	Aflac, Inc.	520,971
4,255	Erie Indemnity Co. — Class A	208,623
9,464	Principal Financial Group, Inc.	242,373

		971,967

	Internet Software & Services — 5.5%
20,396	Akamai Technologies, Inc.[1]	782,391
49,575	eBay, Inc.[1]	1,036,613
58,149	Yahoo!, Inc.[1]	807,108

		2,626,112

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	IT Services — 4.2%
18,318	Cognizant Technology Solutions Corp. — Class A1	$999,430
65,199	Total System Services, Inc.	972,117

		1,971,547

	Life Sciences Tools & Services — 0.7%
8,186	Life Technologies Corp.[1]	351,916

	Machinery — 3.5%
17,903	Joy Global, Inc.	1,062,901
17,994	Timken Co. (The)	604,958

		1,667,859

	Media — 2.0%
6,598	DIRECTV — Class A1	245,182
18,954	Omnicom Group, Inc.	706,226

		951,408

	Metals & Mining — 1.6%
10,808	Freeport-McMoran Copper & Gold Inc.	773,204

	Multi-line Retail — 0.6%
6,811	Dollar Tree, Inc.[1]	301,864

	Oil, Gas & Consumable Fuels — 4.2%
18,410	ConocoPhillips	1,016,600
50,802	Williams Cos., Inc.	986,067

		2,002,667

	Personal Products — 3.0%
28,667	Herbalife, Ltd.	1,423,030

	Semiconductors & Semiconductor Equipment — 3.6%
39,715	Broadcom Corp. — Class A	1,430,931
11,879	Texas Instruments, Inc.	293,293

		1,724,224

	Software — 5.8%
66,642	Activision Blizzard, Inc.	791,707
14,237	Autodesk, Inc.[1]	420,561
9,318	Microsoft Corp.	240,498
37,311	Oracle Corp.	882,032
32,197	Symantec Corp.[1]	417,595

		2,752,393

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 4.9%
8,091	Aeropostale, Inc.[1]	$230,027
10,277	Gap, Inc. (The)	186,116
38,089	PetSmart, Inc.	1,182,663
5,398	Ross Stores, Inc.	284,259
10,232	TJX Cos., Inc. (The)	424,833

		2,307,898

	Textiles, Apparel & Luxury Goods — 1.1%
14,493	Coach, Inc.	535,806

	Tobacco — 2.1%
44,232	Altria Group, Inc.	980,181

	TOTAL COMMON STOCKS (Cost $40,550,529)	47,357,994

TOTAL INVESTMENTS (Cost $40,550,529)[2]	99.7%	$47,357,994
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	150,686

NET ASSETS	100.0%	$47,508,680

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $40,550,529.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 95.7%

	Aerospace & Defense — 4.0%
2,103	General Dynamics Corp.	$128,809
1,917	L-3 Communications Holdings, Inc.	140,018
2,440	Northrop Grumman Corp.	143,081
2,848	Raytheon Co.	131,777

		543,685

	Air Freight & Logistics — 0.8%
1,920	Atlas Air Worldwide Holdings, Inc.[1,2]	112,282

	Biotechnology — 3.0%
2,560	Cephalon, Inc.[1,2]	145,280
7,020	Martek Biosciences Corp.[1,2]	145,244
8,020	Myriad Genetics, Inc.[1]	116,370

		406,894

	Capital Markets — 2.4%
3,200	Ameriprise Financial, Inc.[2]	135,648
6,420	Ares Capital Corp.	89,944
5,100	SEI Investments Co.[2]	97,818

		323,410

	Chemicals — 1.9%
2,040	Ashland, Inc.	103,734
1,922	CF Industries Holdings, Inc.	156,047

		259,781

	Commercial Banks — 3.4%
6,360	Community Bank System, Inc.[2]	157,410
17,500	FNB Corp.[2]	149,975
6,850	Trustmark Corp.[2]	150,700

		458,085

	Commercial Services & Supplies — 3.6%
7,560	ATC Technology Corp.[1,2]	181,289
3,660	Corrections Corp. of America[1,2]	71,626
8,022	R.R. Donnelley & Sons Co.	135,331
13,540	Steelcase, Inc. — Class A	93,561

		481,807

	Computers & Peripherals — 2.8%
720	Apple, Inc.[1]	185,220
1,500	Hewlett-Packard Co.	69,060
4,580	Western Digital Corp.[1]	120,866

		375,146

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 0.9%
1,540	EMCOR Group, Inc.[1,2]	$40,055
3,796	KBR, Inc.	84,955

		125,010

	Consumer Finance — 3.4%
4,560	Cash America International, Inc.[2]	152,760
6,980	Ezcorp, Inc. — Class A1,2	138,902
4,120	World Acceptance Corp.[1,2]	170,692

		462,354

	Diversified Consumer Services — 1.7%
2,811	Apollo Group, Inc. — Class A1	129,671
11,447	Corinthian Colleges, Inc.[1,2]	104,168

		233,839

	Diversified Telecommunication Services — 1.7%
10,670	Frontier Communications Corp.[2]	81,519
4,960	Verizon Communications, Inc.	144,137

		225,656

	Electric Utilities — 1.1%
4,000	FirstEnergy Corp.[2]	150,800

	Electrical Equipment — 1.8%
2,705	A. O. Smith Corp.[2]	147,909
4,080	EnerSys[1,2]	98,818

		246,727

	Electronic Equipment, Instruments & Components — 1.3%
7,580	AVX Corp.[2]	106,726
4,060	Ingram Micro, Inc. — Class A1	67,112

		173,838

	Energy Equipment & Services — 2.0%
2,000	Atwood Oceanics, Inc.[1,2]	54,400
2,848	Oceaneering International, Inc.[1,2]	140,919
2,680	Rowan Cos., Inc.[1,2]	67,697

		263,016

	Food & Staples Retailing — 1.9%
5,751	BJ’s Wholesale Club, Inc.[1]	261,958

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 1.9%
13,720	Darling International, Inc.[1,2]	$111,955
2,720	Lancaster Colony Corp.[2]	141,223

		253,178

	Gas Utilities — 2.2%
3,220	Energen Corp.	143,097
3,440	Nicor, Inc.[2]	150,637

		293,734

	Health Care Equipment & Supplies — 0.8%
1,940	Zimmer Holdings, Inc.[1,2]	102,801

	Health Care Providers & Services — 2.4%
4,980	Aetna, Inc.	138,693
2,200	McKesson Corp.	138,204
1,580	Patterson Cos., Inc.[2]	42,154

		319,051

	Hotels, Restaurants & Leisure — 2.4%
6,663	Papa John’s International, Inc.[1,2]	168,774
6,020	Ruby Tuesday, Inc.[1]	61,524
3,680	Wyndham Worldwide Corp.[2]	93,951

		324,249

	Household Durables — 2.8%
6,840	American Greetings Corp. — Class A2	140,151
1,220	Mohawk Industries, Inc.[1,2]	59,695
11,186	Newell Rubbermaid, Inc.[2]	173,383

		373,229

	Insurance — 4.9%
2,718	Aflac, Inc.[2]	133,699
5,120	American Financial Group, Inc.	150,886
2,820	Chubb Corp. (The)	148,417
5,400	Progressive Corp. (The)	106,056
5,565	Unum Group[2]	126,993

		666,051

	Internet Software & Services — 1.9%
2,494	AOL, Inc.[1]	52,175
9,720	eBay, Inc.[1,2]	203,245

		255,420

	IT Services — 1.0%
8,227	SAIC, Inc.[1]	136,815

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 2.7%
511	Furiex Pharmaceuticals, Inc.[1,2]	$5,984
4,653	PerkinElmer, Inc.[2]	90,547
6,140	Pharmaceutical Product Development, Inc.[2]	148,956
2,600	Thermo Fisher Scientific, Inc.[1]	116,636

		362,123

	Machinery — 5.1%
5,007	Crane Co.[2]	177,949
3,440	Joy Global, Inc.[2]	204,233
5,640	Mueller Industries, Inc.[2]	139,421
5,180	Timken Co. (The)	174,151

		695,754

	Media — 4.9%
6,300	CBS Corp. — Class B2	93,114
12,180	Comcast Corp. — Class A2	237,145
4,244	DIRECTV — Class A1,2	157,707
13,700	Gannett Co., Inc.[2]	180,566

		668,532

	Multi-line Retail — 3.9%
3,980	Big Lots, Inc.[1,2]	136,554
5,460	Dollar Tree, Inc.[1]	241,987
5,900	J.C. Penney Co., Inc. (Holding Co.)[2]	145,317

		523,858

	Oil, Gas & Consumable Fuels — 3.7%
1,460	Anadarko Petroleum Corp.	71,774
2,760	Chevron Corp.	210,340
2,720	ConocoPhillips	150,198
1,240	Exxon Mobil Corp.	74,003

		506,315

	Paper & Forest Products — 3.1%
1,440	Domtar Corp.	84,240
7,966	International Paper Co.	192,777
5,740	MeadWestvaco Corp.	137,530

		414,547

	Personal Products — 2.1%
2,718	Estee Lauder Companies (The) — Class A2	169,195
3,872	Nu Skin Enterprises, Inc. — Class A2	110,275

		279,470

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 1.8%
6,700	Endo Pharmaceuticals Holdings, Inc.[1]	$160,867
3,380	Medicis Pharmaceutical Corp. — Class A2	85,683

		246,550

	Real Estate Investment Trusts — 1.5%
12,100	Brandywine Realty Trust	137,456
2,920	Hospitality Properties Trust	59,714

		197,170

	Semiconductors & Semiconductor Equipment — 1.5%
5,380	Intersil Corp. — Class A2	61,117
5,620	Texas Instruments, Inc.[2]	138,758

		199,875

	Software — 2.9%
10,480	CA, Inc.	204,989
9,586	Quest Software, Inc.[1,2]	193,253

		398,242

	Specialty Retail — 0.5%
2,820	Ltd. Brands, Inc.	72,305

	Textiles, Apparel & Luxury Goods — 0.8%
4,660	Carter’s, Inc.[1,2]	112,958

	Thrifts & Mortgage Finance — 3.2%
14,760	Brookline Bancorp, Inc.[2]	142,877
8,520	New York Community Bancorp, Inc.[2]	147,055
11,080	Provident Financial Services, Inc.[2]	141,935

		431,867

	TOTAL COMMON STOCKS (Cost $11,552,628)	12,938,382

Face
Amount

REPURCHASE AGREEMENT* — 3.1%
$416,607	With State Street Bank & Trust Co., dated 7/30/10, 0.01%, principal and interest in the amount of $416,607 due 8/2/10, (collateralized by a FNR security with a par value of $400,829, coupon rate of 4.000%, due 9/25/39, market value of $427,601)	416,607

	TOTAL REPURCHASE AGREEMENTS (Cost $416,607)	416,607

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 31.8%
$4,297,967	State Street Navigator Securities Lending Prime Portfolio	$4,297,967

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $4,297,967)	4,297,967

TOTAL LONG INVESTMENTS (Cost $16,267,202)	130.6%	$17,652,956

Shares

COMMON STOCKS SOLD SHORT — (60.5)%

	Aerospace & Defense — (3.2)%
(4,000)	Argon ST, Inc.[1]	(137,880)
(4,080)	Moog, Inc. — Class A1	(146,105)
(2,700)	TransDigm Group, Inc.	(146,259)

		(430,244)

	Biotechnology — (5.3)%
(5,620)	Human Genome Sciences, Inc.[1]	(145,783)
(15,720)	Isis Pharmaceuticals, Inc.[1]	(155,471)
(5,940)	Regeneron Pharmaceuticals, Inc.[1]	(143,689)
(2,740)	United Therapeutics Corp.[1]	(133,958)
(4,076)	Vertex Pharmaceuticals, Inc.[1]	(137,198)

		(716,099)

	Capital Markets — (1.6)%
(3,015)	Northern Trust Corp.	(141,675)
(2,240)	Piper Jaffray Cos.[1]	(69,865)

		(211,540)

	Chemicals — (2.1)%
(2,360)	Monsanto Co.	(136,502)
(3,000)	Mosaic Co. (The)	(142,950)

		(279,452)

	Commercial Banks — (5.1)%
(10,480)	Associated Banc-Corp	(142,423)
(32,349)	CapitalSource, Inc.	(174,038)
(2,480)	IBERIABANK Corp.	(128,861)
(28,380)	Sterling Bancshares Inc.	(147,292)
(11,500)	Whitney Holding Corp.	(93,380)

		(685,994)

	Commercial Services & Supplies — (1.3)%
(2,755)	Clean Harbors, Inc.[1]	(174,006)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT — (Continued)

	Communications Equipment — (0.2)%
(1,400)	Comtech Telecommunications Corp.[1]	$(30,198)

	Consumer Finance — (0.9)%
(6,140)	Dollar Financial Corp.[1]	(120,405)

	Distributors — (1.1)%
(7,560)	LKQ Corp.[1]	(149,537)

	Diversified Financial Services — (2.2)%
(7,240)	Leucadia National Corp.[1]	(159,932)
(4,540)	Pico Holdings, Inc.[1]	(142,283)

		(302,215)

	Electronic Equipment, Instruments & Components — (1.5)%
(5,751)	DTS, Inc.[1]	(205,426)

	Food Products — (1.3)%
(5,880)	Green Mountain Coffee Roasters, Inc.[1]	(181,045)

	Gas Utilities — (1.0)%
(3,592)	EQT Corp.	(131,755)

	Health Care Equipment & Supplies — (0.8)%
(2,380)	Beckman Coulter, Inc.	(109,075)

	Hotels, Restaurants & Leisure — (3.3)%
(5,060)	International Speedway Corp. — Class A	(131,054)
(18,860)	Pinnacle Entertainment, Inc.[1]	(204,631)
(2,980)	WMS Industries, Inc.[1]	(114,760)

		(450,445)

	Household Durables — (1.1)%
(8,934)	Toll Brothers, Inc.[1]	(155,094)

	Industrial Conglomerates — (1.1)%
(6,980)	Otter Tail Corp.	(143,439)

	Insurance — (1.5)%
(13,020)	Hilltop Holdings, Inc.[1]	(135,278)
(200)	Markel Corp.[1]	(67,600)

		(202,878)

	Internet Software & Services — (0.8)%
(4,680)	GSI Commerce, Inc.[1]	(105,394)

	IT Services — (0.6)%
(3,920)	TNS, Inc.[1]	(77,028)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT — (Continued)

	Machinery — (4.7)%
(2,560)	Bucyrus International, Inc.	$(159,283)
(2,866)	Caterpillar, Inc.	(199,904)
(4,600)	Esco Technologies, Inc.	(137,126)
(5,200)	Kennametal, Inc.	(142,428)

		(638,741)

	Media — (3.3)%
(3,820)	DreamWorks Animation SKG, Inc. — Class A1	(119,031)
(3,160)	Morningstar, Inc.[1]	(142,231)
(428)	Washington Post Co. (The)	(179,970)

		(441,232)

	Metals & Mining — (1.1)%
(6,900)	Century Aluminum Co.[1]	(71,967)
(1,120)	Compass Minerals International, Inc.	(79,173)

		(151,140)

	Oil, Gas & Consumable Fuels — (3.9)%
(5,603)	Carrizo Oil & Gas, Inc.[1]	(109,875)
(4,440)	Comstock Resources, Inc.[1]	(112,376)
(17,050)	Crosstex Energy, Inc.[1]	(131,967)
(4,620)	Denbury Resources, Inc.[1]	(73,181)
(560)	Noble Energy, Inc.	(37,554)
(1,520)	Range Resources Corp.	(56,422)

		(521,375)

	Personal Products — (1.0)%
(4,640)	Alberto-Culver Co.	(135,813)

	Professional Services — (1.0)%
(2,066)	Dun & Bradstreet Corp. (The)	(141,232)

	Real Estate Investment Trusts — 0.0%
(1)	UDR, Inc.	(21)

	Semiconductors & Semiconductor Equipment — (0.6)%
(8,660)	Formfactor, Inc.[1]	(83,829)

	Software — (3.6)%
(12,787)	EPIQ Systems, Inc.	(166,487)
(10,580)	Netscout Systems, Inc.[1]	(167,693)
(1,560)	Salesforce.com, Inc.[1]	(154,362)

		(488,542)

	Specialty Retail — (1.2)%
(28,459)	Bebe Stores, Inc.	(169,331)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT — (Continued)

	Textiles, Apparel & Luxury Goods — (1.5)%
(4,020)	Columbia Sportswear Co.	$(197,020)

	Thrifts & Mortgage Finance — (2.1)%
(9,780)	People’s United Financial, Inc.	(135,355)
(16,800)	Radian Group, Inc.	(144,480)

		(279,835)

	Water and Sewer — (0.5)%
(1,861)	California Water Service Group	(66,158)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(8,819,828))	(8,175,538)

TOTAL SHORT INVESTMENTS (Proceeds $(8,819,828))	(60.5)%	$(8,175,538)

TOTAL INVESTMENTS (Cost $7,447,374)[3]	70.1%	$9,477,418
OTHER ASSETS IN EXCESS OF LIABILITIES	29.9	4,048,049

NET ASSETS	100.0%	$13,525,467

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $7,553,510.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — 126.1%

	Aerospace & Defense — 3.6%
5,260	L-3 Communications Holdings, Inc.	$384,190
7,360	Northrop Grumman Corp.	431,590
7,191	Raytheon Co.	332,728

		1,148,508

	Air Freight & Logistics — 1.5%
8,100	Atlas Air Worldwide Holdings, Inc.[1,2,3]	473,688

	Airlines — 0.2%
4,360	Skywest, Inc.[2,3]	54,282

	Biotechnology — 1.2%
7,000	Cephalon, Inc.[1,2,3]	397,250

	Building Products — 0.6%
6,400	Universal Forest Products, Inc.[2,3]	198,208

	Capital Markets — 1.6%
4,960	Ameriprise Financial, Inc.	210,254
11,994	Raymond James Financial, Inc.[3]	320,000

		530,254

	Chemicals — 2.8%
3,680	CF Industries Holdings, Inc.	298,779
2,351	Eastman Chemical Co.	147,267
4,830	Lubrizol Corp. (The)	451,557

		897,603

	Commercial Banks — 1.3%
17,540	Community Bank System, Inc.[2,3]	434,115

	Commercial Services & Supplies — 1.7%
2,880	Consolidated Graphics, Inc.[1]	123,754
6,420	Corrections Corp. of America[1,2,3]	125,639
18,000	R.R. Donnelley & Sons Co.	303,660

		553,053

	Communications Equipment — 1.8%
30,080	Arris Group, Inc.[1,2,3]	280,346
45,020	Tellabs, Inc.[2]	314,239

		594,585

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 5.5%
2,080	Apple, Inc.[1]	$535,080
9,067	Hewlett-Packard Co.	417,445
16,515	Teradata Corp.[1]	525,177
11,646	Western Digital Corp.[1]	307,338

		1,785,040

	Construction & Engineering — 3.3%
17,440	EMCOR Group, Inc.[1,2,3]	453,615
8,980	KBR, Inc.	200,972
10,070	URS Corp.[1]	406,727

		1,061,314

	Consumer Finance — 2.5%
11,564	Cash America International, Inc.[2,3]	387,394
14,407	Ezcorp, Inc. — Class A1,2,3	286,699
2,856	World Acceptance Corp.[1,2]	118,324

		792,417

	Diversified Consumer Services — 0.2%
2,936	Career Education Corp.[1,2,3]	71,727

	Diversified Telecommunication Services — 1.2%
10,541	AT&T, Inc.	273,433
1,589	Frontier Communications Corp.[2]	12,140
2,980	Verizon Communications, Inc.	86,599

		372,172

	Electric Utilities — 1.2%
12,117	Edison International	401,679

	Electrical Equipment — 1.4%
8,040	A. O. Smith Corp.[2,3]	439,627

	Electronic Equipment, Instruments & Components — 3.0%
16,988	Arrow Electronics, Inc.[1,2,3]	421,133
24,740	Ingram Micro, Inc. — Class A1	408,952
3,152	Tech Data Corp.[1]	124,693

		954,778

	Energy Equipment & Services — 3.4%
10,049	Baker Hughes, Inc.[2]	485,065
11,830	National Oilwell Varco, Inc.	463,263
6,100	Rowan Cos., Inc.[1,2,3]	154,086

		1,102,414

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 3.4%
8,985	BJ’s Wholesale Club, Inc.[1,3]	$409,267
16,300	Safeway, Inc.[2]	334,802
10,771	United Natural Foods, Inc.[1,2,3]	363,306

		1,107,375

	Food Products — 4.7%
10,600	ConAgra Foods, Inc.[2]	248,888
30,460	Darling International, Inc.[1,2,3]	248,554
20,435	Del Monte Foods Co.[2]	283,638
8,310	Sanderson Farms, Inc.[2,3]	388,492
20,340	Tyson Foods, Inc. — Class A2,3	356,153

		1,525,725

	Gas Utilities — 1.3%
11,155	AGL Resources, Inc.	423,890

	Health Care Equipment & Supplies — 3.7%
27,700	Align Technology, Inc.[1,2,3]	480,595
7,880	Cooper Cos., Inc. (The)[3]	306,217
7,778	Zimmer Holdings, Inc.[1]	412,156

		1,198,968

	Health Care Providers & Services — 4.8%
14,511	Aetna, Inc.[2,3]	404,131
6,000	Cardinal Health, Inc.	193,620
4,065	CIGNA Corp.	125,040
5,997	Coventry Health Care, Inc.[1,2]	118,921
5,161	Humana, Inc.[1]	242,670
2,660	McKesson Corp.	167,101
5,890	WellPoint, Inc.[1]	298,741

		1,550,224

	Hotels, Restaurants & Leisure — 1.5%
10,684	Starbucks Corp.[2]	265,497
8,386	Wyndham Worldwide Corp.[2]	214,095

		479,592

	Household Durables — 0.2%
3,601	American Greetings Corp. — Class A2,3	73,785

	Independent Power Producers & Energy Traders — 1.2%
12,137	Constellation Energy Group, Inc.[2]	383,529

	Industrial Conglomerates — 0.7%
6,700	Carlisle Cos., Inc.[3]	225,656

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 13.3%
8,740	Aflac, Inc.[3]	$429,921
11,211	American Financial Group, Inc.	330,388
4,220	Arch Capital Group, Ltd.[1]	330,257
7,348	Aspen Insurance Holdings, Ltd.	200,968
5,874	Assurant, Inc.	219,041
8,085	Chubb Corp. (The)[2,3]	425,513
15,600	CNA Financial Corp.[1,2]	437,736
18,654	Progressive Corp. (The)[2]	366,365
4,237	Prudential Financial, Inc.	242,738
4,567	Torchmark Corp.[2,3]	242,371
3,334	Transatlantic Holdings, Inc.	159,398
6,804	Travelers Cos., Inc. (The)[2]	343,262
13,219	Unitrin, Inc.[2]	367,356
8,700	Unum Group	198,534

		4,293,848

	Internet Software & Services — 2.1%
39,580	Earthlink, Inc.[2]	349,491
15,389	eBay, Inc.[1]	321,784

		671,275

	IT Services — 2.6%
2,927	Amdocs, Ltd.[1,2]	79,995
8,453	Computer Sciences Corp.	383,174
18,920	SAIC, Inc.[1]	314,640
5,094	TeleTech Holdings, Inc.[1,3]	70,807

		848,616

	Life Sciences Tools & Services — 0.9%
6,580	Thermo Fisher Scientific, Inc.[1]	295,179

	Machinery — 4.7%
11,340	AGCO Corp.[1,2,3]	394,179
2,545	Crane Co.[3]	90,449
4,380	Flowserve Corp.	434,321
7,480	Joy Global, Inc.	444,088
6,874	Trinity Industries, Inc.[2,3]	140,023

		1,503,060

	Media — 5.0%
10,240	CBS Corp. — Class B2,3	151,347
20,459	Comcast Corp. — Class A	398,337

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Media — (Continued)

10,900	DIRECTV — Class A1,2,3	$405,044
21,404	Gannett Co., Inc.[2,3]	282,105
12,121	Time Warner, Inc.	381,326

		1,618,159

	Multi-line Retail — 4.0%
13,120	Big Lots, Inc.[1,3]	450,147
9,300	Dollar Tree, Inc.[1,2,3]	412,176
22,440	Macy’s, Inc.	418,506

		1,280,829

	Office Electronics — 1.2%
38,960	Xerox Corp.[2,3]	379,470

	Oil, Gas & Consumable Fuels — 7.1%
5,805	Chevron Corp.	442,399
7,532	ConocoPhillips[3]	415,917
6,680	Exxon Mobil Corp.	398,662
11,544	Marathon Oil Corp.	386,147
7,880	Murphy Oil Corp.	431,430
4,598	Peabody Energy Corp.[2]	207,600

		2,282,155

	Paper & Forest Products — 2.8%
2,535	Domtar Corp.[2,3]	148,297
17,418	International Paper Co.[2,3]	421,516
13,897	MeadWestvaco Corp.	332,972

		902,785

	Personal Products — 1.9%
4,240	Estee Lauder Companies (The) — Class A3	263,940
11,987	Nu Skin Enterprises, Inc. — Class A3	341,390

		605,330

	Pharmaceuticals — 2.7%
20,183	Endo Pharmaceuticals Holdings, Inc.[1,2]	484,594
13,906	Forest Laboratories, Inc.[1,2,3]	385,891

		870,485

	Real Estate Investment Trusts — 6.5%
17,900	Apartment Investment & Management Co. — Class A2,3	384,313
36,240	Brandywine Realty Trust[3]	411,686
30,480	CBL & Associates Properties, Inc.[2,3]	428,854

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

28,320	Colonial Properties Trust	$456,518
1	CommonWealth[2]	26
20,940	Hospitality Properties Trust[2]	428,223

		2,109,620

	Semiconductors & Semiconductor Equipment — 1.8%
8,400	Skyworks Solutions, Inc.[1,3]	147,252
17,080	Texas Instruments, Inc.[3]	421,705

		568,957

	Software — 3.2%
6,920	CA, Inc.	135,355
12,216	Jack Henry & Associates, Inc.[2,3]	310,286
43,740	TIBCO Software, Inc.[1,2,3]	593,115

		1,038,756

	Specialty Retail — 4.4%
8,003	Aeropostale, Inc.[1,2,3]	227,525
20,733	Gap, Inc. (The)[3]	375,475
4,255	PetSmart, Inc.	132,118
18,973	Rent-A-Center, Inc.[1,2]	417,216
6,550	TJX Cos., Inc. (The)	271,956

		1,424,290

	Textiles, Apparel & Luxury Goods — 1.6%
2,006	Coach, Inc.	74,162
10,660	Warnaco Group (The), Inc.[1]	445,268

		519,430

	Wireless Telecommunication Services — 0.8%
8,044	Telephone & Data Systems, Inc.[2]	274,542

	TOTAL COMMON STOCKS (Cost $36,977,558)	40,718,244

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.6%
$172,167	With State Street Bank and Trust Co., dated 7/30/10, 0.01%, principal and interest in the amount of $172,167, due 8/2/10 (collateralized by a FNR security with a par value of $168,770, coupon rate of 4.000%, due 9/25/39, market value of $180,043)	$172,167

	TOTAL REPURCHASE AGREEMENT (Cost $172,167)	172,167

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 5.0%
1,619,160	State Street Navigator Securities Lending Portfolio	1,619,160

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,619,160)	1,619,160

TOTAL LONG INVESTMENTS (Cost $38,768,885)	131.7%	$42,509,571

Shares

COMMON STOCKS SOLD SHORT — (26.3)%

	Aerospace & Defense — (0.7)%
(3,700)	Argon ST, Inc.[1]	(127,539)
(2,067)	TransDigm Group, Inc.	(111,969)

		(239,508)

	Beverages — (0.4)%
(1,822)	Brown-Forman Corp. — Class B	(115,169)

	Biotechnology — (0.8)%
(3,132)	Human Genome Sciences, Inc.[1]	(81,244)
(3,730)	Regeneron Pharmaceuticals, Inc.[1]	(90,229)
(2,723)	Vertex Pharmaceuticals, Inc.[1]	(91,656)

		(263,129)

	Capital Markets — (2.1)%
(839)	BlackRock, Inc.	(132,134)
(8,760)	Charles Schwab Corp. (The)	(129,560)
(3,487)	Morgan Stanley	(94,114)
(2,050)	Northern Trust Corp.	(96,330)
(7,460)	OptionsXpress Holdings, Inc.[1]	(116,376)
(3,295)	Piper Jaffray Cos.[1]	(102,771)

		(671,285)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT — (Continued)

	Chemicals — (0.5)%
(1,718)	Monsanto Co.	$(99,369)
(1,566)	Mosaic Co. (The)	(74,620)

		(173,989)

	Commercial Banks — (0.8)%
(9,820)	Associated Banc-Corp	(133,454)
(2,400)	IBERIABANK Corp.	(124,704)

		(258,158)

	Commercial Services & Supplies — (0.9)%
(3,505)	Clean Harbors, Inc.[1]	(221,376)
(2,072)	Copart, Inc.[1]	(75,503)

		(296,879)

	Communications Equipment — (0.2)%
(3,527)	Comtech Telecommunications Corp.[1]	(76,077)

	Consumer Finance — (0.3)%
(4,413)	Dollar Financial Corp.[1]	(86,539)

	Distributors — (0.3)%
(5,378)	LKQ Corp.[1]	(106,377)

	Diversified Consumer Services — (0.3)%
(2,588)	Matthews International Corp. — Class A	(93,453)

	Diversified Financial Services — (0.6)%
(349)	CME Group, Inc.	(97,301)
(4,700)	Leucadia National Corp.[1]	(103,823)

		(201,124)

	Electronic Equipment, Instruments & Components — (0.4)%
(3,468)	DTS, Inc.[1]	(123,877)

	Food & Staples Retailing — (0.4)%
(7,491)	Pantry (The), Inc.[1]	(134,838)

	Gas Utilities — (0.4)%
(2,906)	South Jersey Industries, Inc.	(135,768)

	Health Care Equipment & Supplies — (1.2)%
(1,822)	Beckman Coulter, Inc.	(83,502)
(5,260)	Conmed Corp.[1]	(101,150)
(8,500)	DexCom, Inc.[1]	(94,860)
(7,225)	NxStage Medical, Inc.[1]	(114,083)

		(393,595)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT — (Continued)

	Hotels, Restaurants & Leisure — (1.1)%
(2,727)	Bally Technologies, Inc.[1]	$(88,082)
(3,036)	International Speedway Corp. — Class A	(78,632)
(2,804)	Peet’s Coffee & Tea, Inc.[1]	(113,927)
(2,292)	WMS Industries, Inc.[1]	(88,265)

		(368,906)

	Household Durables — (0.7)%
(3,705)	MDC Holdings, Inc.	(107,890)
(164)	NVR, Inc.[1]	(102,746)

		(210,636)

	Household Products — (0.4)%
(2,000)	Clorox Co.	(129,760)

	Industrial Conglomerates — (0.4)%
(5,444)	Otter Tail Corp.	(111,874)

	Insurance — (0.2)%
(225)	Markel Corp.[1]	(76,050)

	Internet & Catalog Retail — (0.3)%
(450)	Priceline.com, Inc.[1]	(100,980)

	Internet Software & Services — (0.3)%
(4,111)	GSI Commerce, Inc.[1]	(92,580)

	IT Services — (0.6)%
(4,241)	NeuStar, Inc. — Class A1	(98,519)
(4,822)	TNS, Inc.[1]	(94,752)

		(193,271)

	Life Sciences Tools & Services — (0.3)%
(1,000)	Bio-Rad Laboratories, Inc. — Class A1	(88,800)

	Machinery — (0.8)%
(2,420)	Bucyrus International, Inc.	(150,573)
(3,520)	Esco Technologies, Inc.	(104,931)

		(255,504)

	Media — (1.1)%
(4,440)	Arbitron, Inc.	(128,316)
(3,705)	DreamWorks Animation SKG, Inc. — Class A1	(115,448)
(261)	Washington Post Co. (The)	(109,748)

		(353,512)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT — (Continued)

	Metals & Mining — (0.8)%
(1,680)	Compass Minerals International, Inc.	$(118,759)
(3,172)	Nucor Corp.	(124,152)

		(242,911)

	Multi-Utilities — (0.4)%
(2,722)	Sempra Energy	(135,419)

	Oil, Gas & Consumable Fuels — (0.9)%
(2,487)	Comstock Resources, Inc.[1]	(62,946)
(8,500)	Denbury Resources, Inc.[1]	(134,640)
(1,044)	EOG Resources, Inc.	(101,790)

		(299,376)

	Personal Products — (0.3)%
(3,786)	Alberto-Culver Co.	(110,816)

	Pharmaceuticals — (0.3)%
(3,860)	Bristol-Myers Squibb Co.	(96,191)

	Professional Services — (0.7)%
(1,183)	Dun & Bradstreet Corp. (The)	(80,870)
(3,050)	Towers Watson & Co. — Class A	(135,755)

		(216,625)

	Real Estate Investment Trusts — (3.9)%
(4,053)	American Campus Communities, Inc.	(117,334)
(1,272)	AvalonBay Communities, Inc.	(133,675)
(2,681)	BRE Properties, Inc.	(111,262)
(2,612)	Camden Property Trust	(118,898)
(2,076)	Equity Lifestyle Properties, Inc.	(109,883)
(1,205)	Essex Property Trust, Inc.	(126,658)
(10,940)	Franklin Street Properties Corp.	(133,577)
(7,611)	Prologis	(82,655)
(1,412)	Public Storage	(138,545)
(2,681)	Regency Centers Corp.	(101,181)
(1,515)	Tanger Factory Outlet Centers	(67,721)
(1)	UDR, Inc.	(21)

		(1,241,410)

	Road & Rail — (0.4)%
(3,058)	Genesee & Wyoming, Inc. — Class A1	(125,011)

	Semiconductors & Semiconductor Equipment — (0.4)%
(3,320)	FEI Co.[1]	(64,939)
(8,105)	Formfactor, Inc.[1]	(78,457)

		(143,396)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT — (Continued)

	Software — (1.1)%
(6,575)	Netscout Systems, Inc.[1]	$(104,214)
(1,340)	Salesforce.com, Inc.[1]	(132,593)
(4,397)	Taleo Corp. — Class A1	(108,166)

		(344,973)

	Specialty Retail — (0.6)%
(12,506)	Bebe Stores, Inc.	(74,411)
(2,840)	Guess?, Inc.	(101,388)

		(175,799)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(8,766,253))	(8,483,565)

TOTAL SHORT INVESTMENTS (Proceeds $(8,766,253))	(26.3)%	$(8,483,565)

TOTAL INVESTMENTS (Cost $30,002,632)[4]	105.4%	$34,026,006
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.4)	(1,735,979)

NET ASSETS	100.0%	$32,290,027

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	All or a portion of security pledged as collateral for securities sold short.
[4]	Aggregate cost for federal tax purposes was $30,222,272.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUND — 3.8%
10,000	SPDR S&P 500 ETF Trust[1]	$1,102,700

	TOTAL EXCHANGE-TRADED FUND (Cost $1,026,992)	1,102,700

Face
Amount

REPURCHASE AGREEMENT* — 1.6%
$460,386	With State Street Bank and Trust Co., dated 7/30/10, 0.01%, principal and interest in the amount of $460,386, due 8/2/10, (collateralized by a FNR security with a par value of $443,022, coupon rate of 4.000%, due 9/25/39, market value of $472,612)	460,386

	TOTAL REPURCHASE AGREEMENT (Cost $460,386)	460,386

TOTAL INVESTMENTS (Cost $1,487,378)[2]	5.4%	$1,563,086
OTHER ASSETS IN EXCESS OF LIABILITIES	94.6	27,369,010

NET ASSETS[3]	100.0%	$28,932,096

*	Percentages indicated are based on net assets.
[1]	All of the security is held as collateral to cover open written call option contracts.
[2]	Aggregate cost for federal tax purposes was $1,487,378.
[3]	Cash in the amount of $27,416,000 is held as collateral to secure the open written put options contracts.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2010 — (Unaudited)

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 ETF Trust
expires August 2010 exercise price $110	10,000	$(24,550)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(20,098))		$(24,550)

PUTS:[3]
S&P 500 Index
expires August 2010 exercise price $1,080	15,200	(209,760)
S&P 500 Index
expires August 2010 exercise price $1,100	10,000	(209,000)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(789,111))		$(418,760)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of fourteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio and the Secured Options Portfolio, (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities and options listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and options and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, and Secured Options Portfolio had all long-term investments, with corresponding industries at Level 1 and all short-term investments at Level 2, at July 31, 2010. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term investments, with corresponding industries at Level 2 at July 31, 2010.

As of the period ending July 31, 2010, securities with a total value of $276,117,594 and $76,341,241 in the International Portfolio and Philadelphia

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

International Fund respectively transferred from Level 2 to Level 1 due to certain international securities being valued at market prices at period end based on the Fund’s valuation policies and procedures.

The following is a summary of the inputs used as of July 31, 2010 in valuing the assets and liabilities of the Core Fixed Income Portfolio:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$31,213,156	$—	$—	$31,213,156

Total Agency Notes	31,213,156	—	—	31,213,156

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	26,736,235	—	26,736,235
Federal National Mortgage Association	—	41,620,358	—	41,620,358
Government National Mortgage Association	—	33,937,141	—	33,937,141

Total Mortgage-Backed Securities	—	102,293,734	—	102,293,734

Government Guaranteed Corporate Notes	—	18,525,276	—	18,525,276
Corporate Notes	—	159,227,345	—	159,227,345
US Treasury Notes/Bonds	80,794,943	—	—	80,794,943
Repurchase Agreements	—	8,552,140	—	8,552,140
Investments of Security Lending Collateral	—	41,835,895	—	41,835,895

Total Investments	112,008,099	330,434,390	—	442,442,489

Total	$112,008,099	$330,434,390	$—	$442,442,489

The following tables include rollforwards of the amounts for the period ended July 31, 2010 for long-term investments classified within Level 3.

International Portfolio

							Net Change in
							Unrealized
				Change in			Gain
	Balance as of	Accrued	Realized	Unrealized	Net	Balance as of	(Loss) from
Investments in	October 31,	Discounts	Gain	Gain	Purchases	July 31,	Investments Held
Securities	2009	(Premiums)	(Loss)	(Loss)	& Sales	2010	at July 31, 2010
COMMON STOCK
United Kingdom	$68,556	$0	$(270)	$(171)	$(68,115)	$0	$0

Total	$68,556	$0	$(270)	$(171)	$(68,115)	$0	$0

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Philadelphia International Fund

							Net Change in
							Unrealized
				Change in			Gain
	Balance as of	Accrued	Realized	Unrealized	Net	Balance as of	(Loss) from
Investments in	October 31,	Discounts	Gain	Gain	Purchases	July 31,	Investments Held
Securities	2009	(Premiums)	(Loss)	(Loss)	& Sales	2010	at July 31, 2010
COMMON STOCK
United Kingdom	$19,150	$0	$(75)	$(48)	$(19,027)	$0	$0

Total	$19,150	$0	$(75)	$(48)	$(19,027)	$0	$0

Disclosures about Derivative Instruments and Hedging Activities: The Portfolio’s follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At July 31, 2010 and during the period then ended, the Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

LIABILITY DERIVATIVES
	Equity
	Contracts Risk	Total

Options Written	(443,310)	(443,310)

Total Value	(443,310)	(443,310)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS[1]
	Equity
	Contracts Risk	Total

Options Written	(35,000)	(35,200)

[1] Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding for the months that the Portfolio held such derivatives during the period ended July 31, 2010.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts: The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The International Portfolio and the Philadelphia International Fund did not enter into any forward foreign currency contracts during the quarter ended July 31, 2010.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements: The Government Cash Portfolio, Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, the Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to reverse repurchase agreements and securities lending transactions combined at the time of entering into such agreements. The Government Cash Portfolio, Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio did not enter into any reverse repurchase agreements during the quarter ended July 31, 2010.

Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Principal-Only Securities: The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio and Secured Options Portfolio may purchase or write option contracts to hedge against changes in the value of securities the Portfolio owns or expects to own and to earn options premiums. These options may relate to particular securities or securities indices. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may give up the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the quarter ended July 31, 2010.

Transactions in written option contracts for Secured Options Portfolio for the period ended July 31, 2010, are as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2009*	0	$0
Options written	962	2,533,613
Options terminated in closing purchase transactions	(480)	(573,634)

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Number of	Premiums
	Contracts	Received
Options exercised	(130)	$(1,150,770)

Options outstanding at July 31, 2010	352	$809,209

* The Portfolio commenced operations on June 30, 2010.

Futures: The Long/Short Portfolio may enter into futures contracts to gain exposure to, or hedge against, changes in the value of equity securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Long/Short Portfolio did not enter into any futures contracts during the quarter ended July 31, 2010.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. On behalf of the Long/Short and Total Market Portfolios, some or all of the cash collateral may be used to finance short sales. As of July 31, 2010, 84.23% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of July 31, 2010, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities and Schedule of Portfolio Investments. A Portfolio could

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.

As of July 31, 2010, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan
Government Cash Portfolio	$7,138,909	$7,285,525	1.18
Core Fixed Income Portfolio	40,978,474	41,835,895	9.02
Strategic Equity Portfolio	1,877,046	1,916,140	1.25
Small Cap Equity Portfolio	19,406,880	19,947,299	13.95
Large Cap Value Portfolio	2,142,808	2,220,644	4.61
International Portfolio	11,982,560	12,608,319	3.16
Philadelphia International Fund	3,356,286	3,530,458	3.48
U.S. Emerging Growth Portfolio	4,124,051	4,238,275	19.15
Large Cap 100 Portfolio	2,032,283	2,083,105	2.37
Long/Short Portfolio	4,191,824	4,297,967	16.11
Total Market Portfolio	10,019,817*	10,265,125**	23.54

* The market value of loaned securities for the financing of short sales was $8,437,960.

** The market value of collateral used for the financing of short sales was $8,645,965.

Swap Agreements: The Long/Short Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors.

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. The Long/Short Portfolio did not enter into any swap agreements during the quarter ended July 31, 2010.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2010, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $0 and $8,437,960 respectively, and cash in the amount of $8,356,708 and $0 respectively, to State Street Bank and Trust Company, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: All Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”) within the limitations prescribed by the 1940 Act. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Unaudited) (Concluded)

2.	Unrealized Appreciation/(Depreciation)

As of July 31, 2010, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$25,218,369	$25	$25,218,344
Strategic Equity Portfolio	18,875,352	4,674,615	14,200,737
Small Cap Equity Portfolio	17,815,130	5,200,352	12,614,778
Large Cap Value Portfolio	3,883,726	2,020,939	1,862,787
International Portfolio	56,675,983	20,787,773	35,888,210
Philadelphia International Fund	11,844,400	5,896,549	5,947,851
U.S. Emerging Growth Portfolio	3,743,501	345,886	3,397,615
Large Cap 100 Portfolio	12,203,888	2,288,551	9,915,337
Large Cap Growth Portfolio	7,813,261	1,005,796	6,807,465
Long/Short Portfolio	2,890,596	966,688	1,923,908
Total Market Portfolio	5,231,045	1,427,311	3,803,734
Secured Options Portfolio	75,708	—	75,708

3.	Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The implementation of the first disclosure required by the ASU did not have a material effect on the Fund’s financial statement disclosures. Management is currently evaluating the impact the adoption of the second disclosure of this ASU will have on the Fund’s financial statement disclosures.

4.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to July 31, 2010, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/22/10

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/22/10